BLANCHARD
GROUP OF FUNDS

BLANCHARD
CAPITAL GROWTH FUND
PROSPECTUS


FEBRUARY 29,1996


THE BLANCHARD GROUP OF FUNDS
BLANCHARD CAPITAL GROWTH FUND
PROSPECTUS


BLANCHARD CAPITAL GROWTH FUND (THE "FUND") SEEKS TO PROVIDE LONG TERM CAPITAL GROWTH THROUGH A BROAD PORTFOLIO OF COMMON STOCKS. TO ACHIEVE ITS INVESTMENT OBJECTIVE, THE FUND INVESTS 100% OF ITS ASSETS IN THE CAPITAL GROWTH PORTFOLIO (THE "PORTFOLIO"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY ADVISED BY THE CHASE MANHATTAN BANK, N.A. (THE "PORTFOLIO ADVISER"), WITH INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS IDENTICAL TO THOSE OF THE FUND.


The Portfolio invests primarily (i.e., at least 80% under normal circumstances) in common stocks of issuers (including foreign issuers) that the Portfolio Adviser believes are likely to benefit from changes or trends brought about by social, economic, demographic and legislative developments considered significant by the Portfolio Adviser. It is expected that the investments will emphasize small and medium-sized companies which the Portfolio Adviser believes have the potential to profit from significant changes or trends of the type described above. Dividend income, if any, is a consideration incidental to obtaining the Fund's objective of growth of capital.


The performance of the Fund depends on the performance of the Portfolio. The Fund and Portfolio structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure, see "Additional Information About the Fund and the Portfolio" on page 21. There can be no guarantee that the Fund and the Portfolio will achieve their investment objective.


Virtus Capital Management, Inc. ("VCM") is the Fund's manager.


Blanchard Funds (the "Trust"), which currently consists of eight investment portfolios, and Blanchard Precious Metals Fund, Inc., which currently consists of one investment portfolio (each portfolio individually referred to as a "Fund" and collectively as the "Funds") are open-end management investment companies, which offer separate investment alternatives for different investor needs. Virtus Capital Management, Inc. is the Funds' overall investment manager. There is no guarantee that the Funds will achieve their investment objectives.



Please read this Prospectus carefully and retain it for future reference. The Fund's Statement of Additional Information, dated February 29, 1996, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, by calling the Fund at 1-800-829-3863.


INVESTMENT IN THE FUND IS SUBJECT TO RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SIGNET BANK OR THE CHASE MANHATTAN BANK, N.A. OR ANY OF THEIR RESPECTIVE AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated February 29, 1996


TABLE OF CONTENTS
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HIGHLIGHTS                                                                     1
------------------------------------------------------

FEE TABLE                                                                      3
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           4
------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES                                              6
------------------------------------------------------

ADDITIONAL INFORMATION ON INVESTMENT
POLICIES, TECHNIQUES AND RISK FACTORS                                          7
------------------------------------------------------

MANAGEMENT OF THE FUND                                                        10
------------------------------------------------------

PORTFOLIO ADVISORY SERVICES                                                   11
------------------------------------------------------

EFFECT OF BANKING LAWS                                                        12
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HOW TO INVEST                                                                 13
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INVESTOR SERVICES                                                             14
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HOW TO REDEEM                                                                 16
------------------------------------------------------

DISTRIBUTION OF SHARES OF THE FUND                                            17
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TAX MATTERS                                                                   18
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PERFORMANCE COMPUTATION INFORMATION                                           20
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ADDITIONAL INFORMATION ABOUT THE FUND
AND THE PORTFOLIO                                                             21
------------------------------------------------------

OTHER INFORMATION                                                             23
------------------------------------------------------


HIGHLIGHTS
--------------------------------------------------------------------------------

THE FUND'S OBJECTIVE


The Fund, which is an open-end management investment company, invests in the Portfolio which, in turn, invests in securities in accordance with investment objectives, policies and restrictions identical to those of the Fund. The Portfolio seeks to provide long-term capital growth. See "Investment Objective and Policies" and "Additional Information on Investment Policies, Techniques and Risk Factors" (pages 6 and 7).


FUND MANAGEMENT


VCM provides management services necessary for the Fund's operations. As of January 31, 1996, VCM had more than $2.8 billion in assets under management. VCM receives monthly compensation from the Fund based on the amount of assets under management. VCM evaluates the performance of the Fund's Portfolio Adviser. The Portfolio Adviser is responsible for the selection of the Portfolio's investments. See "Management of the Fund" (page 10).



The Portfolio Adviser, a wholly owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Its headquarters is at One Chase Manhattan Plaza, New York, New York 10081. The Portfolio Adviser, including its predecessor organizations, has over 100 years of money management experience and renders investment advisory services to others. See "Portfolio Advisory Services--The Portfolio Adviser" (page 11) for information concerning the proposed merger of The Chase Manhattan Corporation with and into Chemical Banking Corporation.


HOW TO INVEST AND REDEEM

You may purchase shares of the Fund directly from Federated Securities Corp. (the "Distributor") which is the Fund's principal distributor. You may also purchase shares from broker-dealers who have entered into a dealer agreement with the Distributor.


The minimum amount required to open an account in the Fund is $3,000 ($2,000 for qualified retirement plans, such as IRAs and Keoghs). The minimum subsequent investment requirement is $200. The Fund has also adopted a Distribution Plan which permits the reimbursement of distribu-tion expenses by the Fund in an amount not to exceed .50% of the average daily net assets of the Fund on an annual basis. See "How to Invest" and "Distribution of Shares of the Fund" (pages 13 and 17).



You may redeem your shares on any business day at the next determined net asset value calculated after Federated Shareholder Services Company (the "Transfer Agent") has received the redemption request in proper form. See "How to Redeem" (page 16).


The Fund reserves the right to cease offering shares to new shareholders if the Portfolio Adviser believes that the Fund's size may hamper its effectiveness in managing the Portfolio. In this event, no new accounts will be accepted until further review. Shareholders who have established accounts prior to the closure date will be allowed to add to their investments.

INVESTOR SERVICES AND PRIVILEGES


The Fund offers certain investor services and privileges that may be suited to your particular investment needs, including free Telephone Exchange Privileges, Investment and Withdrawal Plans and various Retirement Plans. See "Investor Services" (page 14).


DIVIDENDS


The Fund intends to declare dividends, if any, at least annually from net investment income. Dividends, if any, are automatically reinvested in additional Fund shares at net asset value on the payment date and are reflected in the statements we send you, unless you elect to receive them in cash, in which case we will send you a check. See "Tax Matters" (page 18).


ADDITIONAL INFORMATION ON INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS


The Fund is a non-diversified fund and may be invested in a limited number of issues; thus, there may be greater risk in an investment in the Fund than in a diversified investment company. Moreover, there are potential risks associated with certain of the Fund's investments and additional risk considerations that may be associated with certain techniques and strategies employed by the Fund, including those relating to investments in foreign securities and futures and options transactions. See "Additional Information on Investment Policies, Techniques and Risk Factors" (page 7).



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


For a better understanding of the expenses you will incur directly or indirectly when investing in the Fund, a summary for the Fund is set forth below. The summary combines the Fund's operational expenses with the pro rata portion of its Portfolio's operational expenses. See "Management of the Fund." The trustees believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio.

                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..........................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)...............       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)..........................................................................................       None
Redemption Fees (as a percentage of amount redeemed, if applicable)....................................       None
Exchange Fees..........................................................................................       None
                                               ANNUAL FUND OPERATING EXPENSES
                                           (as a percentage of average net assets)
Management Fee (See "Management of the Fund") (after waiver)(1)........................................       0.40%
12b-1 Fees (after waiver)(2)...........................................................................       0.22%
     Other Expenses (after expense reimbursements)(3)..................................................       5.57%
          Total Fund Operating Expenses (after waivers and reimbursements)(4)..........................       6.19%



(1) The Management fee has been reduced to reflect the voluntary waiver by the Manager. The Manager can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 1.10%.



(2) As a result of 12b-1 Fees of 0.50% per annum of the Fund's average daily net assets, a shareholder who has been in the Fund for 14.5 years may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers, Inc. The 12b-1 fees have been reduced to reflect the voluntary waiver by the Distributor. The Distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.50%.



(3) Other expenses have been reduced to reflect the reimbursement of other operating expenses by the Manager.



(4) Total Fund operating expenses would have been 8.16% absent the voluntary waivers by the Manager and Distributor and reimbursement of other operating expenses by the Manager. VCM has agreed to cap the Fund's total operating expenses beginning July 12, 1995 through July 11, 1997, so that the expense ratio of the Fund will not exceed the Fund's expense ratio for the six-month period ended April 30, 1995.

     EXAMPLE                                                             1 year     3 years    5 years    10 years
     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
     each time period.................................................     $62       $182       $300        $583



     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, THE 5% ANNUAL RETURN SHOULD NOT BE CONSIDERED REPRESENTATIVE OF PAST OR FUTURE RETURNS, AND ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ILLUSTRATION ABOVE.



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following ratios and per share data for a share of capital stock outstanding throughout the period have been audited by Price Waterhouse LLP, the Fund's independent public accountants. The financial highlights should be read in conjunction with the Financial Statements and notes thereto and the unqualified report of independent accountants included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                                   YEAR ENDED
                                                                                                OCTOBER 31, 1995
                                                                                              --------------------
                                                                                                    BLANCHARD
                                                                                                     CAPITAL
                                                                                                   GROWTH FUND
                                                                                              --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $    7.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment loss                                                                                   (0.26)
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                                        0.92
--------------------------------------------------------------------------------------------          -------
  Total from investment operations                                                                       0.66
--------------------------------------------------------------------------------------------          -------
LESS DISTRIBUTIONS                                                                                     --
--------------------------------------------------------------------------------------------          -------
Net asset value, end of period                                                                      $    7.66
--------------------------------------------------------------------------------------------          -------
TOTAL RETURN                                                                                             9.43%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Expenses (a)                                                                                           6.19%
--------------------------------------------------------------------------------------------
  Net investment loss                                                                                   (4.20%)
--------------------------------------------------------------------------------------------
  Expense waiver/reimbursement(b)                                                                        1.97%
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                              $1,711
--------------------------------------------------------------------------------------------


(a) Reflects the Fund's proportionate share of the respective Portfolio's expenses, and the Fund's waivers and expense reimbursements by the Fund's Manager and Distributor.

(b) This voluntary expense decrease is reflected in both the expense and net investment loss ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report dated October 31, 1995, which may be obtained free of charge from the Fund by calling 1-800-829-3863.





--------------------------------------------------------------------------------



                            PERFORMANCE OF THE FUND


     The graph below illustrates the hypothetical investment of $10,000 in Blanchard Capital Growth Fund (the "Fund") from September 30, 1987 to October 31, 1995 compared to the Standard and Poor's 500 Index. To achieve its investment objective, the Fund invests 100% of its assets in the Portfolio, which has identical investment objectives. The performance of the Fund, therefore, depends on the performance of the Portfolio. Because the Fund had no performance history prior to November 1, 1994, the graph set forth below, insofar as it relates to the period prior to November 1, 1994, presents historical performance for the Portfolio adjusted to reflect expenses estimated at the Fund's inception to be charged to shareholders of the Fund.


[GRAPH]


 *  THE AVERAGE ANNUAL RETURNS QUOTED ABOVE ASSUMES THE REINVESTMENT OF
- -
    DISTRIBUTIONS. TOTAL RETURN INCLUDES CHANGES IN PRINCIPAL VALUE. AVERAGE ANNUAL RETURN IS TOTAL RETURN ANNUALIZED AND COMPOUNDED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


+  The S&P 500 Total Return Index is not adjusted to reflect sales charges,
 -
   expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.



This chart is for comparative purposes only and is not intended to reflect on future performance of the Fund or the index.


INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES


The Portfolio seeks to achieve its investment objective of long-term capital growth by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks. The Portfolio will invest in stocks of issuers (including foreign issuers) of small to mid-sized companies with average market capitalization of $500 million to $4 billion. An investor should be aware that investment in small capitalization issuers may be more volatile than investments in issuers with larger market capitalizations due to a more narrow scope of investment activities, and correspondingly greater susceptibility to changes in the business cycles of such small capitalization companies. The Portfolio Adviser intends to use both quantitative and fundamental research to identify undervalued stocks with a catalyst for positive change. Current income, if any, is a consideration incidental to the Portfolio's objective of long term capital growth. Dividend income, if any, is a consideration incidental to the Fund's objective of growth of capital.


POLICIES OF THE FUND


The Portfolio will be substantially fully invested and, in normal circumstances, the Portfolio will invest at least 80% of its assets in common stocks which are traded on the New York Stock Exchange and on NASDAQ. The number of stocks paying dividends will fluctuate based on portfolio holdings. U.S. stocks have historically been one of the very best ways to achieve growth. However, the Portfolio also may invest up to 20% of its net assets in stocks of foreign issuers. Investments in foreign securities are subject to certain risks to which investments in domestic securities are not subject, including political or economic instability of the issuer or country of issue and the possibility of the imposition of exchange controls. The Portfolio reserves the right to invest more than 20% of its assets in cash, cash equivalents and debt securities for temporary defensive purposes during periods that the Portfolio Adviser considers to be particularly risky for investment in common stocks. See "Additional Information on Investment Policies, Techniques and Risk Factors" on page 7 of this Prospectus and in the discussion in the Statement of Additional Information.

The Portfolio may enter into certain transactions commonly referred to as "derivatives" such as stock index futures contracts, options on stock index futures contracts, options on stock indexes and options on equity securities for the purpose of hedging the portfolio. "Additional Information on Investment Policies, Techniques and Risk Factor" and Appendix A in the Statement of Additional Information contain a more complete description of the hedging instruments to be traded, as well as further information concerning the investment policies and techniques of the Portfolio. In addition, the Statement of Additional Information includes a further discussion of futures and option contracts to be entered into by the Portfolio. Although the Portfolio will enter into futures and option contracts for hedging purposes only, the use of such instruments does involve transaction costs and certain risks, which are discussed below and in Appendix A in the Statement of Additional Information.


The investment objectives of the Fund and the Portfolio are fundamental and may not be changed without approval by a majority of the outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Shareholder approval is not required to change the investment policies described above or in "Additional Information on Investment Policies, Techniques and Risk

Factors." However, in the event of a change in the Fund or Portfolio investment policies, shareholders will be given 30 days prior written notice.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
--------------------------------------------------------------------------------

To the extent the assets of the Portfolio are not invested in common stocks, they will consist of or be invested in cash, cash equivalents and short-term debt securities, such as U.S. Government securities, bank obligations and commercial paper, and in repurchase agreements. See "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information.

Among the common stocks in which the Portfolio may invest are stocks of foreign issuers, although at present the Portfolio does not intend to invest more than 20% of its assets in such securities. These securities may represent a greater degree of risk (e.g., risk related to exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers.

Because the value of securities and the income derived therefrom may fluctuate according to the earnings of the issuers and changes in economic and market conditions, there can be no assurance that the investment objectives of the Fund and the Portfolio will be achieved.


REPURCHASE AGREEMENTS. The Portfolio may, when appropriate, enter into repurchase agreements (a purchase of and simultaneous commitment to resell a security at an agreed-upon price and date which is usually not more than seven days from the date of purchase) only with member banks of the Federal Reserve System and security dealers believed creditworthy and only if fully collateralized by U.S. Government obligations or other securities in which the Portfolio is permitted to invest. In the event the seller fails to pay the agreed-to sum on the agreed-upon delivery date, the underlying security could be sold by the Portfolio, but the Portfolio might incur a loss in doing so, and in certain cases may not be permitted to sell the security. As an operating policy, the Portfolio, through the custodian bank, takes constructive possession of the collateral underlying repurchase agreements. Additionally, procedures have been established for the Portfolio to monitor, on a daily basis, the market value of the collateral underlying all repurchase agreements to ensure that the collateral is at least 100% of the value of the repurchase agreements. No more than 10% of the total assets of the Portfolio will be invested in securities which are subject to legal or contractual restrictions on resale, including securities that are not readily marketable and repurchase agreements maturing in more than seven days.



PORTFOLIO TURNOVER. It is not intended that the assets of the Portfolio will be invested in securities for the purpose of short-term profits. The Portfolio Adviser anticipates that the annual turnover of the Portfolio's securities will not be in excess of 100%. However, the Portfolio will dispose of portfolio securities whenever the Portfolio Adviser believes that changes are appropriate. Generally, the primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. For a complete discussion of portfolio transactions and brokerage allocation, see "Portfolio Transactions" in the Statement of Additional Information.


PORTFOLIO SECURITIES LENDING. Although the Portfolio does not intend to engage in such activity in the ordinary course of business, the Portfolio is permitted to lend securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned. The Portfolio can increase its income through the investment of such collateral. The Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by the Portfolio on a loaned security from the borrower will not qualify for the dividends received deduction. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the Portfolio Adviser to be of good standing and will not be made unless, in the judgment of the Portfolio Adviser, the consideration to be earned from such loans justifies the risk.

NON-U.S. SECURITIES. Investing in securities issued by foreign corporations and governments involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations and the U.S. Government. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.

The Portfolio may invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Portfolio's trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities. European governments and supranational organizations (discussed below), in particular, issue ECU-denominated securities.

The Portfolio may invest in securities issued by supranational organizations such as: the World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

The Portfolio may invest its assets in securities of foreign issuers in the form of sponsored ADRs, EDRs, or other similar securities representing securities of foreign issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement.


FUTURES AND OPTIONS TRANSACTIONS. The Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that to avoid leveraging the Fund, the Fund maintains segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset.



The value of some derivative or similar instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Fund--the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Portfolio Adviser to forecast interest rates and other economic factors correctly. If the Portfolio Adviser incorrectly forecasts such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, the Fund could be exposed to the risk of a loss. The Fund might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.



To the extent permitted by the investment objectives and policies of each Fund, and as described more fully in the Fund's Statement of Additional Information, the Fund may:


      . purchase, write and exercise call and put options on securities,
------
        securities indexes and foreign currencies (including using options in combination with securities, other options or derivative instruments);


      . enter into futures contracts and options on futures contracts;
------


      . employ forward currency and interest-rate contracts;
------


      . purchase and sell mortgage-backed and asset-backed securities; and
------


      . purchase and sell structured products.
------
RISK FACTORS



As explained more fully in the Statement of Additional Information, there are a number of risks associated with the use of derivatives and related instruments:


      . There can be no guarantee that there will be a correlation between price
------
        movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies.


      . The Portfolio Adviser may incorrectly forecast interest rates, market
------
        values or other economic factors in utilizing a derivatives strategy. In such a case, the Fund may have been in a better position had it not entered into such strategy.


      . Hedging strategies, while reducing risk of loss, can also reduce the
------
        opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.



      . Strategies not involving hedging may increase the risk to the Fund.
------
        Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to the Fund than hedging strategies using the same instruments.


      . There can be no assurance that a liquid market will exist at a time when
------
        the Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist.



      . Activities of large traders in the futures and securities markets
------
        involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets.



      . In certain instances, particularly those involving over-the-counter
------
        transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, the Fund may experience a loss.



      . In transactions involving currencies, the value of the currency
------
        underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.


For additional information concerning the use and risks involved in the acquisition, ownership or sale of futures contracts and options thereon, including certain percentage limitations on the use of such instruments, see "Investment Objective, Policies and Restrictions" in the Statement of Additional Information.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES. The Board of Trustees (the "Board" or the "Trustees") is responsible for managing the business affairs of the Fund and for exercising all of the powers of the Fund except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.


MANAGER. VCM is responsible for managing the Fund and overseeing the investment of its assets, subject at all times to the supervision of the Board members. In addition, VCM selects, monitors and evaluates the Portfolio Adviser. VCM will review the Portfolio Adviser's performance record periodically, and will make changes if necessary, subject to Board member and shareholder approval.


MANAGEMENT FEES. Under the terms of the management contract, VCM receives a monthly fee of .70% of the Fund's average daily net assets and the Portfolio Adviser receives .40% per annum of the Fund's average daily net assets directly from the Portfolio, as described below. The total fee of 1.10% is higher than the fees paid by most investment companies.

The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of the applicable percentage applied to the daily net assets of the Fund.

The management contract provides for the voluntary waiver of expenses by VCM from time to time. VCM can terminate this voluntary waiver of expenses at any time with respect to the Fund at its sole discretion. VCM has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

The Portfolio pays for all its expenses including legal and auditing expenses; registration fees; taxes on the sales of portfolio securities; brokerage commissions; Portfolio trustee fees; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio; expenses of preparing and mailing reports to investors and to government agencies and commissions; expenses of meetings of investors and the advisory fees of .40% of the Portfolio's average daily net assets payable to the Portfolio Adviser under the Investment Advisory Agreement. In addition, the Portfolio pays an administrative fee to The Chase Manhattan Trust Corporation Limited ("CMTC"), at an annual rate of .05% of the Portfolio's average daily net assets pursuant to an Administration Agreement wherein CMTC provides facilities and personnel necessary to operate the Portfolio.


VCM'S BACKGROUND. Virtus Capital Management, Inc., a Maryland corporation formed in 1995, is a wholly owned subsidiary of Signet Banking Corporation. Signet Banking Corporation is a multi-state, multi-bank holding company which has provided investment management services since 1956. VCM, which is a registered investment adviser, manages, in addition to the Funds, The Virtus Funds, three fixed income common trust funds with $217 million in assets. As part of their regular banking operations, Signet Bank may make loans to public companies.
PORTFOLIO ADVISORY SERVICES
--------------------------------------------------------------------------------

THE PORTFOLIO ADVISER

The Portfolio Adviser, a wholly owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Its headquarters is at One Chase Manhattan Plaza, New York, NY 10081. The Portfolio Adviser, including its predecessor organizations, has over 100 years of money management experience and renders investment advisory services to others.


David Klassen, Vice President of the Portfolio Adviser, is responsible for the day-to-day management of the Portfolio. He is a member of the Chase Private Bank's in-house investment management research team, specializing in technology and financial issues and uses a model which scans over 1,600 equity securities in their quest for attractive value. Mr. Klassen, Head of U.S. Equity Funds Management and Research for Chase, has been with the Portfolio Adviser since March 1992. Mr. Klassen has managed the Portfolio since March 1995.


The Portfolio Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Portfolio Adviser has informed the Portfolio that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of the Portfolio Adviser.


On August 27, 1995, The Chase Manhattan Corporation announced its entry into an Agreement and Plan of Merger (the "Merger Agreement") with Chemical Banking Corporation ("Chemical"), a bank holding company, pursuant to which The Chase Manhattan Corporation will merge with and into Chemical (the "Holding Company Merger"). Under the terms of the Merger Agreement, Chemical will be the surviving corporation in the Holding Company Merger and will continue its corporate existence under Delaware law under the name "The Chase Manhattan Corporation" ("New Chase"). The board of directors of each holding company has approved the Holding Company Merger, which will create the second largest bank holding company in the United States based on assets. The consummation of the Holding Company Merger is subject to certain closing conditions, including the receipt of certain regulatory approvals. The shareholders of each holding company approved the merger on December 11, 1995. The Holding Company Merger is expected to be completed on or about February 29, 1996.


EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------


The Portfolio Adviser has received the opinion of its legal counsel that it may provide services described in its Investment Advisory Agreement and Custodian Agreement with the Portfolio, without violating the federal banking law commonly known as the Glass-Steagall Act. Similarly, VCM believes, based on advice of its counsel, that VCM may perform services described in its management contract with the Fund, without violating the Act. The Act generally bars banks from publicly underwriting or distributing certain securities.



Decisions of the U.S. Supreme Court and banking regulators support the position that a bank may act as investment adviser to a registered, open-ended investment company. Based on the advice of its counsel, the Portfolio Adviser and VCM each believe that it may serve as investment adviser to a registered, open-end investment company.


Regarding the performance of custodial activities, the staff of the Office of the Comptroller of the Currency, which supervises national banks, has issued opinion letters stating that national banks may engage in custodial activities. Therefore, the Portfolio Adviser believes, based on advice of counsel, that it may serve as Custodian to the Portfolio as an appropriate, incidental national banking function and as a proper adjunct to its serving as Portfolio Adviser to the Portfolio.


Possible future changes in federal law or administrative or judicial interpretations of current or future law, however, could prevent the Portfolio Adviser from continuing to perform investment advisory or custodial services for the Portfolio, and could prevent VCM from continuing to perform management services for the Fund. If that occurred, the Fund's trustees would then consider what action would be in the best interest of the Fund's shareholders. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


HOW TO INVEST
--------------------------------------------------------------------------------


You may purchase shares of the Fund from Federated Securities Corp., the Fund's principal Distributor. Federated Securities Corp. is a subsidiary of Federated Investors. You may also purchase shares from broker-dealers who have entered into a dealer agreement with the Distributor at net asset value which is computed once daily as of the close of the options exchanges (normally 4:15 P.M. New York time). If your order is received after the above time, your shares will be purchased at the net asset value on the next business day. The Fund's net asset value per share is determined by dividing the value of the Fund's net assets by the total number of its shares outstanding. The Fund determines the net asset value of its shares on each day that the New York Stock Exchange is open for business and on such other days as there is sufficient trading in its securities to affect materially its net asset value per share.


For your initial investment, there is a $3,000 minimum requirement. The minimum initial investment requirement for qualified pension plans (IRAs, Keoghs, etc.) is $2,000. The minimum investment requirement for additional investments in the Fund is at least $200 per investment. (The foregoing minimum investment requirements may be modified or waived at any time at our discretion.) We charge no redemption fee when you redeem your shares and there is no fee on reinvestment of any dividends or distributions.

PURCHASES BY MAIL


To purchase shares of the Fund by mail, simply send a completed Application (included with this Prospectus or obtainable from the Fund), to the Blanchard Group of Funds, P.O. Box 8612, Boston, Massachusetts 02266-8612, together with a check payable to the Fund in payment for the shares. If you need assistance in completing the application, call 1-800-829-3863.


All purchases must be made in U.S. dollars and checks must be drawn on a United States bank. Payment for shares may not be made by third party checks; however, second party checks are acceptable when properly endorsed. We reserve the right to limit the number of checks for one account processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. Payments transmitted by check are accepted subject to collection at full face amount.


Orders by mail are considered received after payment by check is converted into Federal funds. This is generally the next business day after the Transfer Agent receives the check.



PURCHASES BY WIRE. You may also purchase shares by bank wire. For opening new accounts in this manner, please call 1-800-829-3863 (toll free) before wiring your funds, and furnish the following information: the account registration and address, and your taxpayer identification number (for individuals, a Social Security number). When making additional investments by wire to your existing accounts, please provide your account numbers. You must include your name and telephone number, the amount being wired and the name of the wiring bank with both new and existing account purchases.



You should instruct your bank to wire Federal funds: State Street Bank and Trust Company, ABA number 011000028, Account number 0627-975-6, Boston, Massachusetts 02266, indicating your account number and the account registration. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


AUTOMATIC INVESTMENT PLANS. Regular monthly purchases of shares may be made by direct deposit of Social Security and certain other government checks into your account. Fund shares may be purchased at regular intervals selected by you by automatic transferral of funds from a bank checking account that you may designate. All such purchases require a minimum of $100 per transaction. Call 1-800-829-3863 for information and forms required to establish these Plans.


BY TELEPHONE.  This service allows you to purchase additional shares quickly and
              -
conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Blanchard will automatically debit your pre-designated bank account for the desired amount. To establish the telephone purchase option on your new account you must complete the section on the application and attach a "voided" check from your bank account. If your account is already established, please call 1-800-829-3863 to request the appropriate form. This option will become effective ten days after the form is received.


GENERAL INFORMATION

All ordinary income, dividends and capital gain distributions, if any, are automatically reinvested at net asset value in additional Fund shares unless we receive written notice from you, at least 30 days prior to the record date of such distribution, requesting that your dividends and distributions be distributed to you in cash. See "Tax Matters."

We reserve the right to suspend the offering of Fund shares for a period of time. We also reserve the right to reject any purchase order.

No share certificates will be issued for shares unless requested in writing. In order to facilitate redemptions and transfers, most shareholders elect not to receive certificates. Shares are held in unissued form by the Transfer Agent. Shares for which certificates have been issued cannot be redeemed, unless the certificates are received together with the redemption request in proper form. Share certificates are not issued for fractional shares.

INVESTOR SERVICES
--------------------------------------------------------------------------------

AUTOMATIC WITHDRAWAL PLAN

If you purchase $10,000 or more of Fund shares, you may establish an Automatic Withdrawal Plan to authorize a specified dollar amount to be paid periodically to a designated payee. Under this Plan, all income dividends and capital gains distributions will be reinvested in shares in your account at the applicable payment dates' closing net asset value.

Your specified withdrawal payments are made monthly or quarterly (on or about the 10th day) in any amount you choose, but not less than $100 per month or $300 quarterly. Please note that any redemptions of your shares, which may result in a gain or loss for tax purposes, may involve the use of principal, and may eventually use up all of the shares in your account. Such payments do not provide a guaranteed annuity and may be terminated for any shareholder if the value of the account drops below $10,000 due to transfer or redemption of shares. In a such a case, the shareholder will be notified that the withdrawal payments will be terminated.

The cost of administering the Automatic Withdrawal Plan for the benefit of shareholders is a Fund expense.

RETIREMENT PLANS

We offer a Prototype Pension and Profit Sharing Plan, including Keogh Plans, IRAs, SEP-IRA Plans, IRA Rollover Accounts and 403(b) Plans. Plan support services are available by calling 1-800-829-3863.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another Fund in the Blanchard Group of Funds or for Investment Shares of The Virtus Funds and such exchanges may be made at net asset value without paying a redemption fee or sales charge upon such exchange. Before making an exchange, you should read the Prospectus concerning the participating fund into which your exchange is being made. The other funds currently offered in the Blanchard Group of Funds are Blanchard Growth & Income Fund, Blanchard Global Growth Fund, Blanchard Precious Metals Fund, Inc., Blanchard American Equity Fund, Blanchard Flexible Income Fund, Blanchard Short-Term Flexible Income Fund, Blanchard Flexible Tax-Free Bond Fund and Blanchard Worldwide Emerging Markets Fund. For information on The Virtus Funds, please call 1-800-829-3863.


To request an exchange by telephone, simply call 1-800-829-3863, prior to 4:00 P.M. New York time. Exchanges can be made in this manner only after you have completed and sent to the Transfer Agent the telephone exchange authorization form that is included on the New Account Application accompanying this Prospectus and only if your account registration has not changed within the last 30 days.

It is the Fund's policy to mail to you at your address of record, within five business days after any telephone call transaction, a written confirmation statement of the transaction. In order to protect itself and shareholders from liability for unauthorized or fraudulent telephone transactions, the Fund will use reasonable procedures such as recording calls in an attempt to verify the identity of a person making a telephone redemption request. As a result of the Fund's policy, neither the Fund nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. Since you may bear the risk of loss in the event of an unauthorized telephone transaction, you should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.


Exchanges can only be made between accounts with identical account registration and in states where shares of the other fund are qualified for sale. We do not place any limit on the number of exchanges that may be made. The dollar amount of an exchange must meet the initial investment requirement of the fund into which the exchange is being made. All subsequent exchanges into that fund must be at least $1,000. We may modify or suspend the Exchange Privilege at any time upon 60 days' written notice.


Any exchange of shares is, in effect, a redemption of shares in one Fund and a purchase of the other fund. You should consider the possible tax effects of an exchange. To prevent excessive trading between the Fund to the disadvantage of other shareholders, we reserve the right to modify or terminate this Exchange Privilege with respect to any shareholder.

A completed Purchase Application must be received by the Transfer Agent before the Automatic Withdrawal Plan or Exchange Privilege may be used.

HOW TO REDEEM
--------------------------------------------------------------------------------

You may redeem your shares on any business day at the next determined net asset value calculated after your redemption request has been accepted by the Transfer Agent as described below.


BY TELEPHONE. You may redeem your shares by telephone by calling 1-800-829-3863, prior to 4:00 P.M., Eastern time. All calls will be recorded. Redemption of Fund shares can be made in this manner only after you have executed and filed with the Transfer Agent the telephone redemption authorization form which may be obtained from the Fund or the Transfer Agent. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



You may elect on the telephone redemption authorization form to have a redemption in any amount of $250 or more mailed either to your registered address, to your bank account, or to any other person you may designate. Should you wish to revise these instructions, simply complete and file a new telephone redemption authorization form. There is no charge for this service. As long as the identification procedures described above are followed, neither the Fund nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. See "Investor Services-Exchange Privileges," for additional information with respect to losses resulting from unauthorized telephone transactions.



You may also request, by placing a call to the applicable telephone number set forth above, redemption proceeds to be wired directly to the bank account that you have designated on the authorization form. The minimum amount that may be redeemed in this manner is $1,000. A check for proceeds of less than $1,000 will be mailed to your address of record. The Fund does not impose a charge for this service. However, the proceeds of a wire redemption may be subject to the usual and customary charges imposed by the Transfer Agent for the wiring of funds.


Under extraordinary market conditions, it may be difficult for you to redeem your shares by telephone. Under these circumstances, you should consider redeeming your shares by mail, as described below.


BY MAIL. All other redemption requests should be made in writing to the Blanchard Group of Funds, P.O. Box 8612, Boston, Massachusetts 02266-8612. Where share certificates have been issued, the certificates must be endorsed and must accompany the redemption request. Signatures on redemption requests for amounts in excess of $25,000 and endorsed share certificates submitted for redemption must be accompanied by signature guarantees from any eligible guarantor institution approved by the Transfer Agent in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by the Transfer Agent pursuant to the Signature Guarantee Guidelines.



Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from the Transfer Agent at 1-800-829-3863. Signatures on redemption requests for any amount must be guaranteed (as described above) if the proceeds are not to be paid to the registered owner at the registered address, or the registered address has changed within the previous 60 days. The letter of instruction or a stock assignment must specify the account number and the exact number of shares or dollar amount to be redeemed. It must be signed by all registered shareholders in precisely the same way as originally registered. The letter of instruction must also include any other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, or other organizations.
GENERAL INFORMATION


Your redemption request becomes effective when it is received in proper form by the Transfer Agent prior to 4:00 P.M. Eastern time, or your redemption will occur on the following business day. We will make payment for redeemed shares within seven days after receipt by the Transfer Agent. However, we may delay the forwarding of redemption proceeds on shares which were recently purchased until the purchase check has cleared, which may take up to 7 days or more. We may suspend the right of redemption when the New York Stock Exchange is closed or when trading on the Exchange is restricted, and under certain extraordinary circumstances in accordance with the rules of the SEC. Due to the relatively high cost of handling small investments, we reserve the right upon 60 days' written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose account has a value of less than $1,000, other than as a result of a decline in the net asset value per share. We do not presently contemplate making such involuntary redemptions and will not redeem any shares held in tax-sheltered retirement plans in this category. We also reserve the right upon notice to shareholders to charge a fee for any services provided herein that are currently free of charge.


DISTRIBUTION OF SHARES OF THE FUND
--------------------------------------------------------------------------------


Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies.


DISTRIBUTION PLAN. According to the provisions of a distribution plan adopted pursuant to Investment Company Act Rule 12b-1, the distributor may select brokers and dealers to provide distribution and administrative services as to shares of the Fund. The distributor may also select administrators (including financial institutions, fiduciaries, custodians for public funds and investment advisers) to provide administrative services. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its shares.

Brokers, dealers, and administrators will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Board of Trustees, provided that for any period the total amount of fees representing an expense to the Trust shall not exceed an annual rate of .50 of 1% of the average daily net assets of shares of the Fund held in the accounts during the period for which the brokers, dealers, and administrators provide services. Any fees paid by the distributor with respect to shares of the Fund pursuant to the distribution plan will be reimbursed by the Trust from the assets of the shares of the Fund.

The distributor will, periodically, uniformly offer to pay cash or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items to all dealers selling shares of the Fund. Such payments will be predicated upon the amount of shares of the Fund that are sold by the dealer. Such payments, if made, will be in addition to amounts paid under the distribution plan and will not be an expense of the Fund.

ADMINISTRATIVE ARRANGEMENTS. The distributor may pay financial institutions a fee based upon the average net asset value of shares of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by VCM and not the Trust.


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

        MAXIMUM                  AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE             NET ASSETS OF THE TRUST
  ------------------     -----------------------------------
      .150 of 1%         on the first $250 million
      .125 of 1%         on the next $250 million
      .100 of 1%         on the next $250 million
      .075 of 1%         on assets in excess of $750 million


The administrative fee received during any fiscal year for the Fund shall be at least $75,000. Federated Administrative Services may voluntarily waive a portion of its fee.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts, 02266-8600, is the Fund's Transfer Agent and Dividend Disbursing Agent.


TAX MATTERS
--------------------------------------------------------------------------------

The Fund intends to qualify each year and elect to be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A regulated investment company that distributes all of its taxable income to its shareholders in accordance with the timing requirements imposed by the Code, which the Fund intends to do, is not subject to Federal income tax on the amounts so distributed. If for any taxable year the Fund does not qualify for the treatment as a regulated investment company, all its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions, in turn, will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Because the Fund invests all of its assets in the Portfolio which is classified as a partnership for Federal income tax purposes, the Fund will be deemed to own a proportionate share of the income of the Portfolio in which it invests, for purposes of determining whether it qualifies as a regulated investment company.
The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund (and each other series of the Trust) qualifies as a regulated investment company under the Code.

Distributions by the Fund of its ordinary income (net of expenses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income. Such distributions are treated as dividends for Federal income tax purposes. A portion of the ordinary income dividends paid by the Fund with respect to a given year (essentially, the portion attributable to qualifying dividends received by the underlying Portfolio from domestic corporations during the year) may qualify for the 70% dividends-received deductions for corporate shareholders. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of their holding periods in their shares. Ordinary income and capital gain dividends from the Fund may also be subject to state and local taxes.

Investors should carefully consider the tax implications of purchasing shares just prior to a dividend record date. Investors purchasing shares just prior to an ordinary income or capital gain dividend record date will be taxed on the entire dividend received, even though their cost for shares already reflected the amount of such dividend.

Distributions to shareholders will be treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional Fund shares. In general, distributions by the Fund are taken into account by shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by its shareholders on December 31 of the preceding year. A statement setting forth the Federal income tax status of all distributions made (or deemed made) during the year, including the allocation to ordinary income dividends (and any portion thereof which qualify for the dividends-received deduction for corporations) and capital gain dividends, will be sent to the Fund's shareholders promptly after the end of each year.

A shareholder will recognize gains or losses upon the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

Under the back-up withholding rules of the Code, a shareholder may be subject to 31% withholding of Federal income tax on dividends and redemption payments made by the Fund. To avoid this back-up withholding, you must provide the Fund with a correct taxpayer identification number (which for an individual is usually one's Social Security number) or certify that you are a corporation or otherwise exempt from or not subject to back-up withholding.

The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. You should also review the more detailed discussion of Federal income tax considerations in the Statement of Additional Information for the Fund. In addition, you should consult with your own tax advisor as to the tax consequences of investing in the Fund, including the application of state and local taxes to you, which may differ from the Federal income tax consequences described above.

PERFORMANCE COMPUTATION INFORMATION
--------------------------------------------------------------------------------

Advertisements and communications to investors regarding the Fund may cite certain performance, ranking and rating information of the Fund and the Portfolio and may make performance comparisons to other funds or to relevant indices, as described below.


TOTAL RETURN. Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gain distributions, over a stated period of time. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question.


Average annual return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question.

COMPARATIVE RESULTS. From time to time in advertisements or sales material, the Fund may discuss its performance rating and may be compared to the performance of other mutual funds or mutual fund indexes as published by widely recognized independent mutual fund reporting services such as Lipper Analytical Services, Inc., CDA and Morningstar, Inc. In addition, because the Fund invests 100% of its assets in the portfolio which has identical investment objectives, the Fund may cite the performance and ranking information of its Portfolio (which includes the performance of predecessor mutual funds prior to their conversion to the Portfolio) and may make certain performance, ranking and rating comparisons. The Fund may also discuss the past performance, ranking and rating of the Portfolio Adviser, and compare its performance to various investment indexes. The Fund may use performance information as reported in publications of general interest, national financial and industry publications such as Forbes or Money Magazine and various investment newsletters such as Donoghue's Money Letter. In addition, the Fund may compare its total return, or the total return of indexes of U.S. markets, world markets, individual countries undergoing privatization, or of world indexes of countries undergoing privatization, to that of other mutual funds, individual country indexes, or other recognized indexes.

From time to time, the Fund may provide information on certain markets or countries and specific equity securities and quote published editorial comments and/or information from newspapers, magazines, investment newsletters and other publications such as The Wall Street Journal, Money Magazine, Forbes, Barron's, USA Today and Mutual Fund Investors. The Fund may also compare the historical returns on various investments, performance indexes of those investments or economic indicators. In addition, the Fund may reprint articles about the Fund and provide them to prospective shareholders. The Distributor may also make available economic, financial and investment reports to shareholders and prospective shareholders. In order to describe these reports, the Fund may include descriptive information on the reports in advertising literature sent to the public prior to the mailing of a prospectus. Performance information may be quoted numerically or may be presented in a table, graph, chart or other illustration. It should be noted that such performance ratings and comparisons may be made with funds which may have different investment restrictions, objectives, policies or techniques than the Fund, and that such other funds or market indicators may be comprised of securities that differ significantly from the Fund's investments.

Performance information will vary from time to time and past results are not necessarily representative of future results. You should remember that the Fund's performance is a function of portfolio management in selecting the type and quality of securities in which the Fund may invest, and is affected by operating, distribution and marketing expenses.

ADDITIONAL INFORMATION ABOUT THE FUND AND THE
PORTFOLIO
--------------------------------------------------------------------------------

THE FUND


The Fund is a non-diversified series of Blanchard Funds (the "Trust"), a Massachusetts business trust organized on January 24, 1986 which currently consists of eight series of shares. The other series of the Trust's shares of beneficial interest, which are offered pursuant to separate prospectuses, are Blanchard Growth & Income Fund, Blanchard Global Growth Fund, Blanchard American Equity Fund, Blanchard Flexible Income Fund, Blanchard Short-Term Flexible Income Fund, Blanchard Flexible Tax-Free Bond Fund and Blanchard Worldwide Emerging Markets Fund.


The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. The Fund intends, however, to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. See "Tax Matters" in the Prospectus and in the Statement of Additional Information.

INVESTOR MEETINGS AND VOTING


Under Massachusetts law, the Trust and its series are generally not required to hold annual or special shareholder meetings. However, special meetings of shareholders may be held for such purposes as electing trustees, changing fundamental policies, approving an investment management/advisory agreement or approving a distribution and marketing plan, if any, and, at the request of the shareholders, to replace trustees. Shareholders holding 10% or more of the Trust's outstanding shares may call a special meeting of shareholders. Trustees may be removed by the Trustees or by shareholders at a special meeting called for this purpose. Shareholders shall be given access to a list of the names and addresses of all other shareholders, the number of shareholders and the cost of mailing a request to them.


Whenever a vote is requested on matters pertaining to the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which voting instructions are received. As with any mutual fund, other investors in the Portfolio could control the results of voting at the Portfolio level.

The Fund's shares represent shares of beneficial interest. Each share has equal rights with respect to voting matters of the Fund. In the event of dissolution or liquidation of the Fund, holders of Fund shares will receive pro rata, subject to the rights of creditors, the proceeds of the sale of the Fund's assets less its liabilities. There are no preemptive or conversion rights applicable to the shares of the Fund. Shares of the Fund, when issued, will be fully paid, non-assessable and transferable. The trustees may create additional series or classes of shares without shareholder approval. Each series of the Trust is responsible only for its own expenses and operating costs and incurs no liability with respect to the expenses and costs of any other series, other than those which affect the series as a group and are allocated among the series based upon their relative average net assets during the year.

THE PORTFOLIO
The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the trustees believe that neither the Fund nor their shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

UNIQUE CHARACTERISTICS OF THE FUND AND PORTFOLIO STRUCTURE


Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund is an open-end investment management company which seeks to achieve its investment objectives by investing 100% of its assets in the Portfolio, which is a separate registered investment company with identical investment objectives as the Fund. The investment objectives of the Fund and the Portfolio may not be changed without shareholder approval. Shareholders will be provided with written notice 30 days prior to any such changes in investment objectives. Therefore, an investor's interest in a Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will be allocated a proportionate share of the Portfolio's income and expenses, in addition to unrealized and realized gains and losses. However, other investors investing in the Portfolio are not required to buy their shares at the same public offering prices as the Fund. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.

Small funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds which have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to redeem its investment in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. The distribution in kind may also result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. In addition, the investment of the Fund may be withdrawn from the Portfolio at any time if the Board of Trustees determines that it is in the best interest of that Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or retaining an investment adviser to manage the Fund's assets in accordance with the investment policies of the Portfolio.


In addition to the Fund, other mutual funds invest in the Portfolio. Information on these other feeder funds may be obtained by calling 1-800-829-3863. See "Investment Objective and Polices," "Additional Information on Investment Policies, Techniques and Risk Factors" and "Management of the Fund" for more information.

OTHER INFORMATION
--------------------------------------------------------------------------------

This Prospectus omits certain information contained in the registration statement of the Fund filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations. The Statement of Additional Information included in the registration statement may be obtained without charge from the Fund.

For information about the Trustees and officers of the Fund and the Portfolio see the Statement of Additional Information.

The Code of Ethics of the Portfolio Adviser and the Fund prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. The objective of the Code of Ethics of both the Fund and Portfolio Adviser is that their operations be carried out for the exclusive benefit of the Fund's shareholders. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Statement of Additional Information, and information or representations not herein contained, if given or made, must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer or solicitation in any jurisdiction in which such offering may not lawfully be made.

INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, has been appointed the independent accountants for the Fund.

The Blanchard Group of Funds are available through Signet Financial Services, Inc., member NASD, and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.

Investment products available through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Bank, Signet Financial Services, Inc., Chase, any other bank or financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

BLANCHARD

Cusip 093265403
GO1386-05 (2/96)
(1741) 10PC0296








                   STATEMENT OF ADDITIONAL INFORMATION

                      BLANCHARD CAPITAL GROWTH FUND
                        FEDERATED INVESTORS TOWER
                       PITTSBURGH, PA  15222-3779


This Statement is not a prospectus but should be read in conjunction with the current prospectus dated February 29, 1996 (the "Prospectus"), pursuant to which the Blanchard Capital Growth FUND (the "FUND") is offered. Please retain this document for future reference.

To obtain a copy of the Prospectus or a paper copy of this Statement of Additional Information, if you have received your Statement of Additional Information electronically, please call the FUND at 1-800-829-3863.

TABLE OF CONTENTS                                     Page

General Information and History                        1
Investment Objective, Policies and Restrictions        1
Portfolio Transactions                                 10
Computation of Net Asset Value                         12
Performance Information                                12
Additional Purchase and Redemption Information         13
Tax Matters                                            14
The Management of the FUND                             18
Management Services                                    26
Administrative Services                                26
Distribution Plan                                      26
Description of the FUND                                27
Shareholder Reports                                    27
Appendix A                                             A-1

Manager
Virtus Capital Management, Inc.

Portfolio Adviser
The Chase Manhattan Bank, N.A.

Distributor
Federated Securities Corp.
Transfer Agent
Federated Shareholder Services Company

Independent Accountants
Price Waterhouse LLP
                                                    Dated:  February 29, 1996




FEDERATED SECURITIES CORP.


                      GENERAL INFORMATION AND HISTORY

    As described in Blanchard Capital Growth's (the "FUND") Prospectus, the FUND is a non-diversified series of Blanchard Funds, a Massachusetts business trust that was organized under the name "Blanchard Strategic Growth Fund" (the "Trust"). The trustees of the Trust approved the change in the name of the Trust on December 4, 1990.


              INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

    The FUND seeks its investment objective by investing 100% of its assets in the Capital Growth Portfolio (the "Portfolio"). The Portfolio has an investment objective identical to the FUND and invests in accordance with investment policies and restrictions identical to those of the FUND.

    The investment objective of the FUND and the Portfolio may not be changed except by a majority vote of shareholders.

    The investment policies of the FUND and the Portfolio, as described below, are not fundamental and may be changed without shareholder approval.

    The investment restrictions of the FUND and the Portfolio, as described below, are fundamental and may not be changed without approval by a majority of the outstanding shares of the FUND or the Portfolio which means the vote of the lesser of (i) 67% or more of the shares of the FUND or total beneficial interests of the Portfolio present at the meeting, if the holders of more than 50% of the outstanding shares of the FUND or total beneficial interests of the Portfolio are present or represented by proxy or (ii) more than 50% of the outstanding shares of the FUND or total beneficial interests of the Portfolio.
                            INVESTMENT POLICIES

    The following information supplements and should be read in conjunction with the Prospectus discussion of investment policies and with the Appendix included at the end of the Prospectus.

    U.S. GOVERNMENT SECURITIES - Although the Portfolio invests primarily in common stocks, it may also maintain cash reserves and invest in a variety of short-term debt securities, including obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which have remaining maturities not exceeding one year. Agencies and instrumentalities that issue or guarantee debt securities and have been established or sponsored by the U.S. Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association. Certain of these securities may not be backed by the full faith and credit of the U.S. Government.

    BANK OBLIGATIONS - Investments by the Portfolio in short-term debt securities as described above also include investments in obligations (including certificates of deposit and bankers' acceptances) of those U.S. banks which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

    A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

    COMMERCIAL PAPER - Investments by the Portfolio in short-term debt securities also include investments in commercial paper, which represents short-term, unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased for the Portfolio will consist of direct obligations of domestic issuers which, at the time of investment, are (i) rated "P-1" by Moody's or "A-1" or better by Standard & Poor's, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by Standard & Poor's, or (iii) securities which, if not rated, are, in the Portfolio Adviser's opinion, of an investment quality comparable to rated commercial paper in which the Portfolio may invest. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the ratings "A-1" and "A-1+" are the highest commercial paper ratings assigned by Standard & Poor's. Debt securities rated "Aa" or better by Moody's or "AA" or better by Standard & Poor's are generally regarded as high-grade obligations and such ratings indicate that the ability to pay principal and interest is very strong.

    REPURCHASE AGREEMENTS - The Portfolio may, when appropriate, enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by U.S. Government obligations or other securities in which the Portfolio is permitted to invest. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by the Portfolio will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Portfolio, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not be invested in a repurchase agreement maturing in more than seven days if any such investment together with securities subject to restrictions on transfer held by the Portfolio exceed 10% of its total net assets. Repurchase agreements are also subject to the same risks described below with respect to stand-by commitments.

    LOANS OF PORTFOLIO SECURITIES - Certain securities dealers who make "short sales" or who wish to obtain particular securities for short periods may seek to borrow them from an institutional investor such as the Portfolio. The Portfolio reserves the right to seek to increase its income by lending its portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, such loans may be made only to member firms of the New York Stock Exchange, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Under a loan, the Portfolio has the right to call a loan and obtain the securities loaned at any time on five days' notice.

    During the existence of a loan, the Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The Portfolio does not, however, have the right to vote any securities having voting rights during the existence of the loan, but can call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment.
    As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral if the borrower of the securities experiences financial difficulty. However, the loans will be made only to dealers deemed by the Portfolio to be of good standing, and when, in the judgment of the Portfolio, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. In the event the Portfolio makes securities loans, it is not intended that the value of the securities loaned would exceed 30% of the value of the Portfolio's total assets.



     ADDITONAL POLICIES REGARDING DERIVATIVES AND RELATED TRANSACTIONS

INTRODUCTION
     As explained more fully below, the Portfolio may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

     Like other investment tools or techniques, the impact of using derivatives strategies or related instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: First, to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Portfolio.

     The Portfolio may invest its assets in derivative and related instruments subject only to the Portfolio's investment objective and policies and the requirement that the Portfolio maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Portfolio.

     The value of some derivative or related instruments in which the Portfolio invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Portfolio--the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Portfolio Adviser to forecast interest rates and other economic factors correctly. If the Portfolio Adviser incorrectly forecasts such factors and has taken positions in derivative or related instruments contrary to prevailing market trends, the Portfolio could be exposed to the risk of a loss. The Portfolio might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

     Set forth below is an explanation of the various derivatives strategies and related instruments the Portfolio may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Portfolio's current prospectuses as well as provide useful information to prospective investors.

DERIVATIVE AND RELATED INSTRUMENTS

     To the extent permitted by the investment objectives and policies of the Portfolio, and as described more fully below, the Portfolio may:

       purchase, write and exercise call and put options on securities, securities indexes and foreign currencies (including using options in combination with securities, other options or derivative instruments);
       enter into futures contracts and options on futures contracts; employ forward currency and interest-rate contracts;
       purchase and sell mortgage-backed and asset-backed securities; and purchase and sell structured products.



RISK FACTORS
     As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments:

       There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. As incorrect correlation could result in a loss on both the hedged assets in the Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not
       been attempted.   This risk is particularly acute in the case of
       "cross-hedges" between currencies.

       The Portfolio Adviser may incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Portfolio may have been in a better position had it not entered into such strategy.

       Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.

       Strategies not involving hedging may increase the risk to the Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to the Portfolio than hedging strategies using the same instruments.

       There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market.
       Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position.

       Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets.

       In certain instances, particularly those involving over-the-counter transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, the Portfolio may experience a loss.

       In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

SPECIFIC USES AND STRATEGIES
     Set forth below are explanations of the Portfolio's use of various strategies involving derivatives and related instruments.

     OPTIONS ON SECURITIES, SECURITIES INDEXES, CURRENCIES AND DEBT INSTRUMENTS. The Portfolio may PURCHASE, SELL or EXERCISE call and put options on:

       securities;
         securities indexes;
       currencies; or
       debt instruments.
     Although in most cases these options will be exchange-traded, the Portfolio may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

     One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market
     value.   One purpose of purchasing call options is to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. The Portfolio may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Portfolio may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Portfolio may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a related option.

     In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, the Portfolio writing a covered call (i.e., where the underlying securities are held by the Portfolio) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or , in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Portfolio may be unable to close out a position.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolio may purchase or sell:

       interest-rate futures contracts;
       stock index futures contracts;
       foreign currency futures contracts;
       futures contracts on specified instruments; and options on these futures contracts ("futures options").

     The futures contracts and futures options may be based on various securities in which the Portfolio may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor) and other financial instruments and indices.

     These instruments may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Portfolio may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Portfolio intends to acquire an instrument or enter into a position. For example, a Portfolio may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

     When writing or purchasing options, the Portfolio may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. Portfolio may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

     Investments in futures contracts and options thereon involve risks related to those associated with options transactions discussed above. The Portfolio will only enter into futures contracts or options or futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or related entity, or quoted on an automated quotation system.

     FORWARD CONTRACTS. The Portfolio may use foreign currency and interest-rate forward contracts for various purposes as described below.
     Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. The Portfolio may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, the Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of the Portfolio is related to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross- hedges."

     The Portfolio may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investments or anticipated investments in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     The Portfolio may also use forward contracts to hedge against changes in interest-rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

     MORTGAGE-BACKED SECURITIES.   The Portfolio may purchase mortgage-
backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

     The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual yield of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security.

     The Portfolio may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs are collateralized by a portfolio of mortgage pass-through securities guaranteed by the U.S. Government, or U.S. Government-related, entities, and their income streams.

     CMOs are structured into multiple classes, the bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal because of the sequential payments.

     REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are related to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

     STRUCTURED PRODUCTS.       The Portfolio may purchase interests in
entities organized and operated solely for the purpose of restructuring the investment characteristics of certain debt obligations, thereby creating "structured products." The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions. The extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments.

     The Portfolio may also invest in other types of structured products, including among others, spread trades and notes linked by a formula (e.g., a multiple) to the price of an underlying instrument or currency. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

          RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS

    Regulations of the CFTC require that the Portfolio enters into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of securities held in the Portfolio's portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Portfolio, and accrued profits on such positions. In addition, the Portfolio may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Portfolio's total assets.

    When the Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with the Portfolio's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

    The Portfolio's ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that the Portfolio derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

    In addition to the foregoing requirements, the Portfolio's Board of Trustees has adopted an additional restriction on the use of futures contracts and options thereon, requiring that the aggregate market value of the futures contracts held by the Portfolio not exceed 50% of the market value of its total assets. Neither this restriction nor any policy with respect to the above-referenced restrictions, would be changed by the Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.

                          INVESTMENT RESTRICTIONS

    In addition to the investment restrictions set forth below, the FUND has adopted the following investment restrictions to enable it to invest in the Portfolio:

    It is a fundamental policy of the FUND that because it holds no portfolio securities except interests in the Portfolio, the FUND's investment objective, policies and restrictions shall be identical to the Portfolio's investment objective, policies and restrictions, except for the following: the FUND (1) may invest more than 5% of its assets in another issuer, (2) may, consistent with Section 12 of the 1940 Act, invest in securities issued by other registered investment companies, (3) may invest more than 10% of its net assets in the securities of a registered investment company, (4) may hold more than 10% of the voting securities of a registered investment company, (5) will concentrate its investments in the investment company and (6) will not issue senior securities except as permitted by an exemptive order of the SEC.

    The Portfolio may not:

              (1) borrow money or pledge, mortgage or hypothecate its assets, except that, as a temporary measure for extraordinary or emergency purposes, it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that, aside from reverse repurchase transactions, money would be borrowed by the Portfolio only from banks and only to accommodate requests for the repurchase of shares of the Portfolio while effecting an orderly liquidation of portfolio securities), provided that collateral arrangements with respect to the Portfolio's permissible futures and options transactions, including initial and variation margin, are not considered to be a pledge of assets for purposes of this restriction; the Portfolio will not purchase investment securities if its outstanding borrowing, including reverse repurchase agreements, exceeds 5% of the value of the Portfolio's total assets;

              (2) purchase any security or evidence of interest therein on margin, except that such short-term credit may be obtained as may be necessary for the clearance of purchases and sales of securities and except that, with respect to the Portfolio's permissible options and futures transactions, deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures or options positions;
              (3) underwrite securities issued by other persons except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

              (4) write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities,
         (ii) the writing, purchasing or selling of puts, calls or combinations thereof with respect to U.S. Government securities or
         (iii) permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures;

              (5) knowingly invest in securities which are subject to legal or contractual restrictions on resale (including securities that are not readily marketable, but not including repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the FUND's or Portfolio's total assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days);

              (6) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business, other than (i) permissible futures and options transactions or (ii) forward purchases and sales of foreign currencies or securities;
              (7) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Portfolio;

              (8) make short sales of securities or maintain a short position; except that the Portfolio may make such short sales of securities or maintain a short position if when a short position is open the Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's net assets (taken at market value) is held as collateral for such sales at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);

              (9) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of the assets of the Portfolio, at market value at the time of each investment, may be invested in any one industry, except that positions in options and futures shall not be subject to this restriction; or

              (10) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to the Portfolio's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

    The Portfolio is not permitted to make loans to other persons, except
(i) through the lending of its portfolio securities and provided that any such loans not exceed 30% of the Portfolio's total assets (taken at market value), (ii) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of the Portfolio's total assets will be invested in repurchase agreements maturing in more than seven days, or (iii) by purchasing, subject to the limitation in paragraph 5 above, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan.

    For purposes of the investment restrictions described above and the state and federal restrictions described below, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. For purposes of Investment Restriction No. 9, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry".

    The Portfolio has also adopted the following non-fundamental investment policy which may be changed without shareholder approval. The Portfolio may enter into repurchase agreements (a purchase of and a simultaneous commitment to resell a security at an agreed-upon price on an agreed-upon date) only with member banks of the Federal Reserve System and securities dealers believed creditworthy and only if fully collateralized by U.S. Government obligations or other securities in which the Portfolio is permitted to invest. If the vendor of a repurchase agreement fails to pay the sum agreed to on the agreed-upon delivery date, the Portfolio would have the right to sell the securities constituting the collateral; however, the Portfolio might thereby incur a loss and in certain cases may not be permitted to sell such securities. Moreover, as noted above in paragraph 5, the Portfolio may not, as a matter of fundamental policy, invest more than 10% of its total assets in repurchase agreements maturing in more than seven days.

    The Portfolio has no current intention of engaging in the following activities in the foreseeable future: (i) writing, purchasing or selling puts, calls or combinations thereof with respect to U.S. Government securities; (ii) purchasing voting securities of any issuer.

    STATE AND FEDERAL RESTRICTIONS: In order to comply with certain federal and state statutes and regulatory policies, as a matter of operating policy, the Portfolio will not: (i) sell any security which it does not own unless by virtue of its ownership of other securities the Portfolio has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions, (ii) invest for the purpose of exercising control or management, (iii) invest more than 5% of the FUND's assets in companies which, including predecessors, have a record of less than three years' continuous operation, (iv) invest in warrants valued at the lower of cost or market, in excess of 5% of the value of the FUND's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges, (v) purchase or retain in the Portfolio's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or trustee of the Portfolio, or is an officer or director of the Portfolio Adviser, if after the purchase of the securities of such issuer by the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value, (vi) as to 50% of the Portfolio's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class. These policies are not fundamental and may be changed by the Portfolio's Board of Trustees without shareholder approval.

    PERCENTAGE AND RATING RESTRICTIONS: If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security of the Portfolio will not be considered a violation of policy.

    PORTFOLIO TURNOVER: The Portfolio Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. However, high portfolio turnover may result in high transaction costs to the Portfolio. For the fiscal year ended October 31, 1995, the portfolio turnover rate for the Portfolio was 86%.


                          PORTFOLIO TRANSACTIONS

    Specific decisions to purchase or sell securities for the Portfolio are made by a portfolio manager who is an employee of the Portfolio Adviser and who is appointed and supervised by senior officers of the Portfolio Adviser. Changes in the Portfolio's investments are reviewed by the Board of Trustees. The Portfolio's portfolio manager may serve other clients of the Portfolio Adviser in a similar capacity.
    The frequency of the Portfolio's portfolio transactions, the portfolio turnover rate, will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the Portfolio Adviser will weigh the added costs of short-term investment against anticipated gains.

    The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Portfolio Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Portfolio and other clients of the Portfolio Adviser on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Portfolio Adviser normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Portfolio Adviser on the tender of the Portfolio's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolios by the Portfolio Adviser. At present, no other recapture arrangements are in effect.

    Under Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Adviser may cause the Portfolio to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount other broker-dealers would have charged for the transaction if the Portfolio Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Portfolio Adviser's overall responsibilities to the Portfolio or to its clients. Not all of such services are useful or of value in advising the Portfolio.

    The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

    Although commissions paid on every transaction will, in the judgment of the Portfolio Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Portfolio Adviser's other clients as part of providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

    Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Portfolio Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Portfolio, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the Portfolio Adviser.
    The Portfolio Adviser's investment management personnel will attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Portfolio Adviser as a consideration in the selection of brokers to execute portfolio transactions. However, the Portfolio Adviser would be unable to quantify the amount of commissions which are paid as a result of such Research because a substantial number of transactions are effected through brokers which provide Research but which are selected principally because of their execution capabilities.

    The advisory fees that the FUND pays to the Portfolio Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Portfolio's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Portfolio will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Portfolio Adviser in serving the Portfolio and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Portfolio Adviser in carrying out its obligations to the Portfolio. While such services are not expected to reduce the expenses of the Portfolio Adviser, the Portfolio Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

    In certain instances, there may be securities that are suitable for the Portfolio as well as one or more of the Portfolio Adviser's other clients. Investment decisions for the Portfolio and for the Portfolio Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When the Portfolio or the Portfolio Adviser's other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will generally produce better executions for the Portfolio.




                      COMPUTATION OF NET ASSET VALUE

    The net asset value of the FUND is determined at 4:15 P.M. New York Time, on each day that the New York Stock Exchange is open for business and on such other days as there is sufficient trading in the FUND's securities to affect materially the net asset value per share of the FUND. The FUND will be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    The Portfolio will invest in foreign securities, and as a result, the calculation of the FUND's net asset value may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the FUND's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees of the Portfolio. Portfolio securities which are traded both on an exchange and in the over-the-counter market, will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation. (For securities traded on the New York Stock Exchange, the valuation will be the last reported sales price as of the close of the Exchange's regular trading session, currently 4:15 P.M. New York Time.) If there is no such reported sale or the valuation is based on the Over-the-Counter market, the securities will be valued at the last available bid price or at the mean between the bid and asked prices, as determined by the Trustees. As of the date of this Statement of Additional Information, such securities will be valued by the latter method. Securities for which reliable quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Trustees of the Portfolio.

    Money market instruments with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market instrument with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees of the Portfolio determine during such 60-day period that this amortized cost value does not represent fair market value.
    All liabilities incurred or accrued are deducted from the FUND's total assets. The resulting net assets are divided by the number of shares of the FUND outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

    Orders to purchase or redeem shares of the FUND received by dealers prior to 4:00 P.M. (Eastern Time) will be confirmed at the previous offering or redemption price computed as of the close of trading on the options exchanges (normally 4:15 P.M. New York Time), provided the order is received by the FUND's Transfer Agent prior to 4:00 P.M. on that day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the FUND. Orders received by dealers after 4:00 P.M. will be confirmed at the next computed offering or redemption price.

                          PERFORMANCE INFORMATION

    For purposes of quoting and comparing the performance of the FUND to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to Shareholders, performance will be stated both in terms of total return and in terms of yield. The total return basis combines principal and dividend income changes for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period and assumes reinvestment of dividends and distributions paid by the FUND. Dividends and distributions are comprised of net investment income and net realized capital gains. Under the rules of the Commission, funds advertising performance must include total return quotes calculated according to the following formula:



    P(1 + T)n = ERV

        Where P =            a hypothetical initial payment of $1,000

    T =  average annual total return
    n =  number of years (1, 5 or 10)

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

    The FUND's cumulative total return for the fiscal year ended October
              31, 1995 was 9.43% and the
Portfolio's cumulative total return from inception through October 31, 1995 was 348.38%.

    Under the foregoing formula the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five, and ten year periods or a shorter period dating from the effectiveness of the FUND's registration statement. In calculating the ending redeemable value, the pro rata share of the account opening fee is deducted from the initial $1,000 investment and all dividends and distributions by the FUND are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

    The FUND may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the FUND's performance with other measures of investment return. For example, in comparing the FUND's total return with data published by Lipper Analytical Services, Inc. or similar independent services or financial publications, the FUND calculates its aggregate total return for the specified periods of time by assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial net asset value of the investment from the ending net asset value and by dividing the remainder by the beginning net asset value. The FUND does not, for these purposes, deduct the pro rata share of the account opening fee from the initial value invested. THE FUND WILL, HOWEVER, DISCLOSE THE PRO RATA SHARE OF THE ACCOUNT OPENING FEE, WHICH WAS IN EFFECT UNTIL DECEMBER 1994, AND WILL DISCLOSE THAT THE PERFORMANCE DATA DOES NOT REFLECT SUCH NON-RECURRING CHARGE AND THAT INCLUSION OF SUCH CHARGE WOULD REDUCE THE PERFORMANCE QUOTED. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the Commission's rules.


              ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    The FUND reserves the right to close an account that has dropped below $1,000 in value for a period of three months or longer other than as a result of a decline in the net asset value per share. Shareholders are notified at least 60 days prior to any proposed redemption and are invited to add to their account if they wish to continue as shareholders of the FUND, however, the FUND does not presently contemplate making such redemptions and the FUND will not redeem any shares held in tax-sheltered retirement plans.

    The FUND has elected to be governed by Rule 18f-1 of the 1940 Act, under which the FUND is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the FUND or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, the FUND can, at its sole option, redeem the excess in cash or in portfolio securities. Such securities would be selected solely by the FUND and valued as in computing net asset value. In these circumstances a shareholder selling such securities would probably incur a brokerage charge and there can be no assurance that the price realized by a shareholder upon the sale of such securities will not be less than the value used in computing net asset value for the purpose of such redemption.



                                TAX MATTERS

    The following is only a summary of certain additional tax considerations generally affecting the FUND and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the FUND or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.


Qualification as a Regulated Investment Company

    The FUND has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the FUND is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the FUND made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement. Because the FUND invests all of its assets in the Portfolio, which is classified as a partnership for federal income tax purposes, the FUND will be deemed to own a proportionate share of the assets and income of the Portfolio for purposes of determining whether the FUND satisfies the requirements (described more fully below) necessary to qualify as a regulated investment company.

    In addition to satisfying the Distribution Requirement, a RIC must:
(1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the company's principal business of investing in stock or securities) and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). Because of the Short-Short Gain Test, the FUND may have to limit the sale of appreciated securities that it held for less than three months. However, foreign currency gains that are directly related to the company's investment in stock or securities are not treated as short-short gains. Similarly, the Short-Short Gain Test will not prevent the FUND from disposing of investments at a loss, since losses are disregarded for this purpose. Interest (including original issue discount) received by the FUND at maturity or upon the disposition of a security held for less than three months is not treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income attributable to realized market appreciation will be so treated for this purpose.

    In general, gain or loss recognized by the Portfolio on the disposition of an asset (and allocated to the FUND) will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased at a market discount will be treated as ordinary income to the extent of the portion of the discount that accrued while the Portfolio held the obligation. In addition, under the rules of Code Section 988, a portion of gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and (with certain exceptions) gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss.

    In general, for purposes of determining whether capital gain or loss recognized by the FUND (through its Portfolio) on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which may include the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Portfolio as part of a "straddle" (as defined) or (3) the asset is stock and the Portfolio grants an in-the-money qualified covered call option with respect thereto. In addition, the FUND may be required to defer the recognition of a loss on a disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

    Any gain allocated to the FUND on the lapse of, or any gain or loss allocated to it from a closing transaction with respect to, an option written by the Portfolio will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of such an option will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, the Portfolio may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

    Regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts are subject to special tax treatment as "Section 1256 contracts." Such contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated as of such date. Gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any gain or loss recognized upon the actual termination of such contracts during the year. The combined capital gain or loss for the year with respect to Section 1256 contracts is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. (The Portfolio may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments that are not Section 1256 contracts.) The IRS has held in private rulings that constructive gains arising from deemed year-end dispositions of Section 1256 contracts will not be taken into account for purposes of the Short-Short Gain Test.

    Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it were incurred in the succeeding year.

    In addition to the requirements described above, the FUND must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a RIC's taxable year, at least 50% of the value of its assets must consist of cash and cash items, U.S. Government securities, securities of other RICs, and securities of other issuers (as to which the RIC has not invested more than 5% of the value of its total assets in securities of such issuer and as to which it does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other RICs), or in two or more issuers which the RIC controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security and not the issuer of the option.

    If for any taxable year the FUND does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the FUND's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.


Excise Tax on Regulated Investment Companies

    A 4% non-deductible excise tax is imposed on a RIC that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of the year. The balance of such income must be distributed during the next calendar year.

    The FUND intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The FUND may in certain circumstances have to liquidate portfolio investments in order to effect such distributions.


FUND Distributions

    The FUND intends to distribute substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below.

    The FUND may either retain or distribute to shareholders its net capital gain for each taxable year. The FUND currently intends to distribute such gains annually. Net capital gain distributed and designated as a capital gain dividend is taxable to shareholders as long-term capital gain, regardless of the shareholder's holding period in his shares and the time when such gain was recognized by the Portfolio.

    If the FUND elects to retain its net capital gain, it will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In this case, the FUND would expect to elect to have shareholders of record on the last day of the taxable year treated as if each received a distribution of his pro rata share of the gain, with the result that each would be required to report his pro rata share of such gain on his tax return as a long-term capital gain, would receive a refundable tax credit for his pro rata share of the tax paid by the FUND on the gain, and would increase the tax basis for his shares by an amount equal to the deemed distribution less the credit.

    Ordinary income dividends distributed by the FUND will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction) to the extent of the portion of the distribution attributed to "qualifying dividends" received by the Portfolio during the taxable year from domestic corporations. A dividend received by the Portfolio will not be treated as a qualifying dividend (1) if it was received with respect to stock that the Portfolio held for less than 46 days (91 days in the case of certain preferred stock), subject to the limitations of Code Sections 246(c)(3) and (4) and 246A. Moreover, the dividends-received deduction for a corporate shareholder will also be disallowed if the corporate shareholder fails to satisfy the foregoing requirements with respect to its FUND shares or the FUND fails to satisfy them with respect to its interest in the Portfolio.

    Investment income that may be received by the Portfolio from foreign sources may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with a number of foreign countries, which entitle the Portfolio to reduced rates of, or exemptions from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the future mix of the Portfolio's investment in various countries is not known.

    Distributions by the FUND that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholders' tax basis in their shares; any excess will be treated as gain from a sale of the shares, as discussed more fully below.

    Distributions by the FUND will be treated in the manner described above whether they are paid in cash or reinvested in additional shares of the FUND (or of another fund). In addition, if a shareholder's cost for his shares already reflects undistributed (realized or unrealized) income or gain, a subsequent distribution of such amounts will be taxable to the shareholder in the manner described above, although economically it constitutes a return of capital.

    Ordinarily, shareholders are required to take distributions into account in the year in which they are made. However, dividends declared by the FUND in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the FUND) on December 31 of such year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

    The FUND will be required in certain cases to withhold and remit to the U.S. Treasury 31% of dividends and the proceeds of redemption paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all to the FUND, (2) who is subject to backup withholding pursuant to a notice from the IRS for failure to report interest or dividend income properly, or (3) who has not otherwise certified to the FUND that it is not subject to backup withholding.


Sale or Redemption of Shares

    A shareholder will recognize gain or loss on the sale or redemption of his shares in an amount equal to the difference between the amount realized on the shares and his adjusted tax basis in them. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the FUND within 30 days before or after the disposition. In general, gain or loss arising from a sale or redemption of FUND shares will constitute capital gain or loss, and will be long-term capital gain or loss if the shares were held longer than one year. However, a capital loss arising from a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any amount of capital gain dividends received on the shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (alluded to above in connection with the dividends-received deduction for corporations) will generally apply. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of noncorporate taxpayers, $3,000 of ordinary income.


Foreign Shareholders

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income received from the FUND is "effectively connected" with a U.S. trade or business carried on by the shareholder.

    If the income is not effectively connected in the above sense, ordinary income dividends distributed to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or a lower treaty rate, if one applies) of the gross amount of the dividend. Such a shareholder would generally be exempt from U.S. federal income tax on gains realized on a sale of FUND shares and capital gain dividends.

    If income from the FUND is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and gain realized upon the sale of FUND shares will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

    In the case of foreign noncorporate shareholders, the FUND may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless they furnish the FUND with proper notification of their exempt status.

    The tax consequences to foreign shareholders entitled to claim the benefits of applicable treaties may differ from one treaty to another. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the FUND, including the applicability of any foreign taxes.


Effect of Future Legislation; Local Tax Considerations

    The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly alter the conclusions expressed herein, perhaps with retroactive effect.

    Rules of state and local taxation of dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of their investing in the FUND in light of their particular circumstances.




                        THE MANAGEMENT OF THE FUND


         Officers and Trustees are listed with their birthdate, addresses, principal occupations, and present positions, including any affiliation with Virtus Capital Management, Inc., Signet Trust Company, Federated Investors, Federated Securities Corp., Federated Shareholder Services Company, and Federated Administrative Services or the Funds (as defined below).

JOHN F. DONAHUE(1)(2)
FEDERATED INVESTORS TOWER
PITTSBURGH, PA
BIRTHDATE:  JULY 28, 1924          CHAIRMAN AND TRUSTEE OF THE FUND;
                                   Chairman and Trustee, Federated
                                   Investors, Federated Advisers, Federated
                                   Management, and Federated Research;
                                   Chairman and Director, Federated
                                   Research Corp. and Federated Global
                                   Research Corp.; Chairman, Passport
                                   Research, Ltd.; Chief Executive Officer
                                   and Director, Trustee, or Managing
                                   General Partner of the Funds.  Mr.
                                   Donahue is the father of J. Christopher
                                   Donahue, Executive Vice President of the
                                   Fund.

THOMAS G. BIGLEY
28TH FLOOR
ONE OXFORD CENTRE
PITTSBURGH, PA
BIRTHDATE:  FEBRUARY 3, 1934       TRUSTEE OF THE FUND; Director, Oberg
                                   Manufacturing Co.; Chairman of the
                                   Board, Children's Hospital of
                                   Pittsburgh; Director, Trustee or
                                   Managing General Partner of the Funds;
                                   formerly, Senior Partner, Ernst & Young
                                   LLP.
JOHN T. CONROY, JR.(3)
WOOD/IPC COMMERCIAL DEPARTMENT
JOHN R. WOOD AND ASSOCIATES, INC., REALTORS
3255 TAMIAMI TRAIL NORTH
NAPLES, FL
BIRTHDATE:  JUNE 23, 1937          TRUSTEE OF THE FUND; President,
                                   Investment Properties Corporation;
                                   Senior Vice-President, John R. Wood and
                                   Associates, Inc., Realtors; President,
                                   Northgate Village Development
                                   Corporation; Partner or Trustee in
                                   private real estate ventures in
                                   Southwest Florida; Director, Trustee, or
                                   Managing General Partner of the Funds;
                                   formerly, President, Naples Property
                                   Management, Inc.

WILLIAM J. COPELAND(3)
ONE PNC PLAZA - 23RD FLOOR
PITTSBURGH, PA
BIRTHDATE:  JULY 4, 1918           TRUSTEE OF THE FUND; Director and Member
                                   of the Executive Committee, Michael
                                   Baker, Inc.; Director, Trustee, or
                                   Managing General Partner of the Funds;
                                   formerly, Vice Chairman and Director,
                                   PNC Bank, N.A., and PNC Bank Corp. and
                                   Director, Ryan Homes, Inc.



JAMES E. DOWD(3)
571 HAYWARD MILL ROAD
CONCORD, MA
BIRTHDATE:  MAY 18, 1922           TRUSTEE OF THE FUND; Attorney-at-law;
                                   Director, The Emerging Germany Fund,
                                   Inc.; Director, Trustee, or Managing
                                   General Partner of the Funds.

LAWRENCE D. ELLIS, M.D.(1)
3471 FIFTH AVENUE, SUITE 1111
PITTSBURGH, PA
BIRTHDATE:  OCTOBER 11, 1932       TRUSTEE OF THE FUND; Professor of
                                   Medicine and Member, Board of Trustees,
                                   University of Pittsburgh; Medical
                                   Director, University of Pittsburgh
                                   Medical Center-Downtown, Member, Board
                                   of Directors, University of Pittsburgh
                                   Medical Center; formerly, Hematologist,
                                   Oncologist, and Internist, Presbyterian
                                   and Montefiore Hospitals; Director,
                                   Trustee, or Managing General Partner of
                                   the Funds.

EDWARD L. FLAHERTY, JR.(3)
HENNY, KOCHUBA, MEYER AND FLAHERTY
TWO GATEWAY CENTER - SUITE 674
PITTSBURGH, PA
BIRTHDATE:  JUNE 18, 1924          TRUSTEE OF THE FUND; Attorney-at-law;
                                   Shareholder, Henny, Kochuba, Meyer &
                                   Flaherty; Director, Eat'N Park
                                   Restaurants, Inc., and Statewide
                                   Settlement Agency, Inc.; Director,
                                   Trustee, or Managing General Partner of
                                   the Funds; formerly, Counsel, Horizon
                                   Financial, F.A., Western Region.
EDWARD C. GONZALES(1)
FEDERATED INVESTORS TOWER
PITTSBURGH, PA
BIRTHDATE:  OCTOBER 22, 1930       PRESIDENT, TRUSTEE AND TREASURER OF THE
                                   FUND; Vice Chairman, Treasurer, and
                                   Trustee, Federated Investors; Vice
                                   President, Federated Advisers, Federated
                                   Management, Federated Research,
                                   Federated Research Corp., Federated
                                   Global Research Corp. and Passport
                                   Research, Ltd.; Executive Vice President and Director, Federated Securities
                                   Corp.; Trustee, Federated Shareholder
                                   Services Company; Chairman, Treasurer,
                                   and Trustee, Federated Administrative
                                   Services; Trustee or Director of some of the Funds; President, Executive Vice
                                   President and Treasurer of some of the
                                   Funds.

PETER E. MADDEN
SEACLIFF
562 BELLEVUE AVENUE
NEWPORT, RI
BIRTHDATE:  MARCH 16, 1942         TRUSTEE OF THE FUND; Consultant; State
                                   Representative, Commonwealth of
                                   Massachusetts; Director, Trustee, or
                                   Managing General Partner of the Funds;
                                   formerly, President, State Street Bank
                                   and Trust Company and State Street
                                   Boston Corporation.

GREGOR F. MEYER
HENNY, KOCHUBA, MEYER AND FLAHERTY
TWO GATEWAY CENTER - SUITE 674
PITTSBURGH, PA
BIRTHDATE:  OCTOBER 6, 1926        TRUSTEE OF THE FUND; Attorney-at-law;
                                   Shareholder, Henny, Kochuba, Meyer &
                                   Flaherty; Chairman, Meritcare, Inc.;
                                   Director, Eat'N Park Restaurants, Inc.;
                                   Director, Trustee, or Managing General
                                   Partner of the Funds.

JOHN E. MURRAY, JR., J.D., S.J.D.
PRESIDENT, DUQUESNE UNIVERSITY
PITTSBURGH, PA
BIRTHDATE:  DECEMBER 20, 1932      TRUSTEE OF THE FUND; President, Law
                                   Professor, Duquesne University;
                                   Consulting Partner, Mollica, Murray and
                                   Hogue; Director, Trustee or Managing
                                   Partner of the Funds.

WESLEY W. POSVAR
1202 CATHEDRAL OF LEARNING
UNIVERSITY OF PITTSBURGH
PITTSBURGH, PA
BIRTHDATE:  SEPTEMBER 14, 1925     TRUSTEE OF THE FUND; Professor,
                                   International Politics and Management
                                   Consultant; Trustee, Carnegie Endowment
                                   for International Peace, RAND
                                   Corporation, Online Computer Library
                                   Center, Inc., and U.S. Space Foundation;
                                   Chairman, Czecho Management Center;
                                   Director, Trustee, or Managing General
                                   Partner of the Funds; President
                                   Emeritus, University of Pittsburgh;
                                   founding Chairman, National Advisory
                                   Council for Environmental Policy and
                                   Technology and Federal Emergency
                                   Management Advisory Board.

MARJORIE P. SMUTS
4905 BAYARD STREET
PITTSBURGH, PA
BIRTHDATE:  JUNE 21, 1935          TRUSTEE OF THE FUND; Public
                                   relations/marketing consultant;
                                   Conference Coordinator, Non-profit
                                   entities; Director, Trustee, or Managing
                                   General Partner of the Funds.

J. CHRISTOPHER DONAHUE
FEDERATED INVESTORS TOWER
PITTSBURGH, PA
BIRTHDATE:  APRIL 11, 1949         EXECUTIVE VICE PRESIDENT OF THE FUND;
                                   President and Trustee, Federated
                                   Investors, Federated Advisers, Federated
                                   Management, and Federated Research;
                                   President and Director, Federated
                                   Research Corp. and Federated Global
                                   Research Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Administrative Services, Federated
                                   Shareholder Services Company, and
                                   Federated Shareholder Services;
                                   Director, Federated Services Company;
                                   President or Executive Vice President of the Funds; Director, Trustee, or
                                   Managing General Partner of some of the
                                   Funds.  Mr. Donahue is the son of John
                                   F. Donahue, Chairman and Trustee of the
                                   Fund.


JOHN W. MCGONIGLE
FEDERATED INVESTORS TOWER
PITTSBURGH, PA
BIRTHDATE:  OCTOBER 26, 1938       EXECUTIVE VICE PRESIDENT AND SECRETARY
                                   OF THE FUND; Executive Vice President,
                                   Secretary, and Trustee, Federated
                                   Investors; Trustee, Federated Advisers,
                                   Federated Managment, and Federated
                                   Research; Director, Federated Research
                                   Corp. and Federated Global Research
                                   Corp.; Trustee, Federated Shareholder
                                   Services Company; Director, Federated
                                   Services Company; President and Trustee,
                                   Federated Shareholder Services;
                                   Director, Federated Securities Corp.;
                                   Executive Vice President and Secretary
                                   of the Funds.

RICHARD B. FISHER
FEDERATED INVESTORS TOWER
PITTSBURGH, PA
BIRTHDATE:  MAY 17, 1923           VICE PRESIDENT OF THE FUND; Executive
                                   Vice President and Trustee, Federated
                                   Investors; Chairman and Director,
                                   Federated Securites Corp.; President or
                                   Vice President of Some of the Funds;
                                   Director or Trustee of some of the
                                   Funds.

JOSEPH S. MACHI
FEDERATED INVESTORS TOWER
PITTSBURGH, PA
BIRTHDATE:  MAY 22, 1962           VICE PRESIDENT AND ASSISTANT TREASURER
                                   OF THE FUND; Vice President, Federated
                                   Administrative Services; Vice President
                                   and Assistant Treasurer of some of the
                                   Funds.

(1) This Trustee is deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

(2) Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.


(3) Member of the Audit Committee. The Audit Committee is responsible for reviewing compliance with all internal controls and all regulations related to the financial reporting process.


THE FUNDS

          As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:
          American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Group of Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U. S. Government Securities Fund: 1-3 Years; Federated U. S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc,; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc.-1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligation; The Virtus Funds; and World Investment Series, Inc.
FUND OWNERSHIP

     As of October 31, 1995, Officers and Trustees own less than 1% of the outstanding shares of each FUND.

     To the best knowledge of the FUND, as of February 12, 1996, one shareholder owned 5% or more of the outstanding shares of the FUND:
Fairfield Tire Center Inc., Fairfield, California, owned approximately 20,510 shares (9.06%).

     The Trustees and officers of the Portfolio and their age and principal occupations for at least the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Portfolio. Unless otherwise indicated below, the address of each officer is 6 St. James Avenue, Suite 900, Boston, Massachusetts 02116.
                              P                      Y
                              R                      E
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                              .
* Interested Trustees as defined under the 1940 Act by virtue of their ownership of shares of the Portfolio Adviser.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS:

     Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the Portfolio Adviser is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the Portfolio Adviser. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component. Effective August 21, 1995, each Trustee receives a quarterly retainer of $12,000 and an additional per meeting fee of $1,500. Prior to August 21, 1995, the quarterly retainer was $9,000 and the per-meeting fee was $1,000. The Chairman of the Trustees and the Chairman of the Investment Committee each receive a 50% increment over regular Trustee total compensation for serving in such capacities for all the investment companies advised by the Portfolio Adviser.




OFFICERS AND TRUSTEES OF THE FUNDS COMPENSATION

N                    A                     T
A                    G                     O
M                    G                     T
E                    R                     A
,                    E                     L
                     G
P                    A                     C
O                    T                     O
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I                                          P
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                     T
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(1)  The aggregate compensation is provided for the Funds which was comprised of eleven portfolios on
     December 31, 1995. Information is furnished for the period from May 2, 1995, date of election of Trustees, to December 31, 1995.
* The total compensation is provided for the Fund Complex, which consists of Blanchard Precious Metals Fund, Inc., The Virtus Funds and the Trust for the calendar year ended December 31, 1995.


     Set forth below is information regarding compensation paid or accrued during the fiscal year ended October 31, 1995 for each Trustee of the
Portfolio:


                           P             T
                           e             o
                C          n             t
                a          s             a
                p          i             l
                i          o             C
                t          n             o
                a                        m
                l          o             p
                           r             e
                G          R             n
                r          e             s
                o          t             a
                w          i             t
                t          r             i
                h          e             o
                           m             n
                P          e             f
                o          n             r
                r          t             o
                t          B             m
                f          e
                o          n             "
                l          e             F
                i          f             u
                o          i             n
                (          t             d
                1          s
                )                        C
                           A             o
                           c             m
                           c             p
                           r             l
                           u             e
                           e             x
                           d             "
                           a             (
                           s             2
                                         )
                           F
                           u
                           n
                           d

                           E
                           x
                           p
                           e
                           n
                           s
                           e
                           s
F               $          0             $
e               7                        7
r               ,                        8
g               5                        ,
u               9                        4
s               4                        5
                .                        6
R               6                        .
e               7                        6
i                                        5
d
,

I
I
I
,

T
r
u
s
t
e
e
R               5          0             5
i               ,                        2
c               0                        ,
h               6                        3
a               3                        0
r               .                        4
d               1                        .
                2                        3
E                                        9
 .

T
e
n

H
a
k
e
n
,

T
r
u
s
t
e
e
W               5          0             4
i               ,                        6
l               0                        ,
l               6                        6
i               3                        3
a               .                        2
m               1                        .
                2                        3
J                                        4
 .

A
r
m
s
t
r
o
n
g
,

T
r
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s
t
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e
J               4          0             5
o               ,                        1
h               9                        ,
n               5                        3
                5                        0
R               .                        4
 .               4                        .
H               2                        3
 .                                        7

B
l
u
m
,

T
r
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s
t
e
e
J               5          0             5
o               ,                        2
s               0                        ,
e               6                        3
p               3                        0
h               .                        4
                1                        .
J               2                        3
 .                                        9

H
a
r
k
i
n
s
,

T
r
u
s
t
e
e
H               1          0             7
 .               3                        4
                ,                        ,
R               3                        8
i               7                        0
c               6                        4
h               .                        .
a               6                        4
r               2                        4
d

V
a
r
t
a
b
e
d
i
a
n
,

T
r
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s
t
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S               5          0             5
t               ,                        2
u               0                        ,
a               6                        3
r               3                        0
t               .                        4
                1                        .
W               2                        3
 .                                        9

C
r
a
g
i
n
,

J
r
 .
,

T
r
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s
t
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I               5          0             5
r               ,                        2
v               0                        ,
i               6                        3
n               3                        0
g               .                        4
                1                        .
L               2                        3
 .                                        9

T
h
o
d
e
,
T
r
u
s
t
e
e


(1) Prior to January 1, 1996, the Portfolio did not pay the Trustees expenses directly. Rather, the Trustees payments accrued against the underlying Fund, the Vista Growth and Income Fund. Data reflects Trustee compensation as if the Portfolio had paid such expenses directly. As of January 1, 1996, Trustee compensation will be paid by the Portfolio directly. Mr. Vartabedian received a 50% increment over regular Trustee compensation for serving as Chairman of the Portfolio. This incremental amount was paid by the Portfolio directly.

(2) Data reflects total compensation earned during the period January 1, 1995 to December 31, 1995 for service as a Trustee to all thirty-two (Portfolios) Funds advised by the Portfolio Adviser.

VISTA FUNDS RETIREMENT PLAN FOR ELIGIBLE TRUSTEES

     Effective August 21, 1995, the Trustees also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Portfolios, the Portfolio Adviser, Administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the Portfolio Adviser (collectively, the "Covered Portfolios"). Each Eligible Trustee is entitled to receive from the Covered Portfolios an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 10% of the highest annual compensation received from the Covered Portfolios multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any of the Covered Portfolios. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee.

     Set forth in the table below are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Reid, Ten Haken, Armstrong, Blum, Harkins, Vartabedian, Cragin, and Thode are 11, 11, 8, 11, 3, 3 and 3 respectively.

Y
E            H
A            I
R            G
S            H
             E
O            S
F            T
S
E            A
R            N
V            N
I            U
C            A
E            L

             C
             O
             M
             P
             E
             N
             S
             A
             T
             I
             O
             N

             P
             A
             I
             D

             B
             Y

             A
             L
             L

             V
             I
             S
             T
             A

             F
             U
             N
             D
             S
             4            4            5            5
             0            5            0            5
             ,            ,            ,            ,
             0            0            0            0
             0            0            0            0
             0            0            0            0
1            4            4            5            5
0            0            5            0            5
             ,            ,            ,            ,
             0            0            0            0
             0            0            0            0
             0            0            0            0
9            3            4            4            4
             6            0            5            9
             ,            ,            ,            ,
             0            5            0            5
             0            0            0            0
             0            0            0            0
8            3            3            4            4
             2            6            0            4
             ,            ,            ,            ,
             0            0            0            0
             0            0            0            0
             0            0            0            0
7            2            3            3            3
             8            1            5            8
             ,            ,            ,            ,
             0            5            0            5
             0            0            0            0
             0            0            0            0
6            2            2            3            3
             4            7            0            3
             ,            ,            ,            ,
             0            0            0            0
             0            0            0            0
             0            0            0            0
5            2            2            2            2
             0            2            5            7
             ,            ,            ,            ,
             0            5            0            5
             0            0            0            0
             0            0            0            0


DEFERRED COMPENSATION PLAN

     Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the Portfolio Adviser, Administrator or Distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of the Fund on whose Board the Trustee sits. The deferred amounts are paid out in a lump sum or over a period of several years as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. The following Eligible Trustees have executed a deferred compensation agreement for the 1996 calendar year: Messrs. Ten Haken, Thode and Vartabedian.
                            MANAGEMENT SERVICES

Manager to the Trust

     The Trust's manager is Virtus Capital Management, Inc. ("VCM"), which is a division of Signet Trust Company, a wholly-owned subsidiary of Signet Banking Corporation. Because of the internal controls maintained by Signet Banking Corporation to restrict the flow of non-public information, FUND investments are typically made without any knowledge of Signet Banking Corporation or its affiliates' lending relationships with an issuer.

     The manager shall not be liable to the Trust, the FUND, or any shareholder of the FUND for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Management Fees

          For its services, VCM receives an annual management fee as described in the prospectus. For the period July 12, 1995, to October 31, 1995, the amount paid or accrued by the FUND to VCM was $2,415, all of which was waived. For the period November 1, 1994, to July 11, 1995, the amount paid or accrued by the FUND to Sheffield Management Corporation was $5,526, all of which was waived.


                          ADMINISTRATIVE SERVICES

     Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the FUND for the fees set forth in the prospectus. For the period July 12, 1995 to October 31, 1995, the amount paid or accrued by the FUND to Federated Administrative Services was $23,014.

Transfer Agent & Dividend Disbursing Agent

     Federated Shareholder Services Company serves as transfer agent and dividend disbursing agent for the FUND. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

     Federated Shareholder Services Company also maintains FUND accounting records. The fee paid for this service is based upon the level of the FUND's average net assets for the period plus out-of-pocket expenses.


                             DISTRIBUTION PLAN

     The Trust has adopted a Plan for Shares of the FUND pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides that the FUND's Distributor shall act as the Distributor of shares, and it permits the payment of fees to brokers and dealers for distribution and administrative services and to administrators for administrative services. The Plan is designed to (i) stimulate brokers and dealers to provide distribution and administrative support services to the FUND and its shareholders and (ii) stimulate administrators to render administrative support services to the FUND and its shareholders. These services are to be provided by a representative who has knowledge of the shareholders' particular circumstances and goals, and include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the FUND; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Trust reasonably requests.

     Other benefits which the FUND hopes to achieve through the Plan include, but are not limited to the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of shareholders by having them rapidly invested in the FUND with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for shareholders and prompt responses to shareholder requests and inquiries concerning their accounts.

     By adopting the Plan, the then Board of Trustees expected that the FUND will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the FUND in seeking to achieve its investment objectives. By identifying potential investors in shares whose needs are served by the FUND's objectives, and properly servicing these accounts, the FUND may be able to curb sharp fluctuations in rates of redemptions and sales.

     For the fiscal year ended October 31, 1995, the FUND paid $3,105 in distribution services fees.

                          DESCRIPTION OF THE FUND

     Shareholder and Trustee Liability. The FUND is a series of an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The FUND's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations for the FUND and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the FUND or the Trustees. The Declaration of Trust provides for indemnification out of the FUND property of any shareholder held personally liable for the obligations of the FUND.

     The Declaration of Trust also provides that the FUND shall, upon request, assume the defense of any claim made against any shareholders for any act or obligation of the FUND and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the FUND itself would be unable to meet its obligations. VCM believes that, in view of the above, the risk of personal liability to shareholders is remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Voting Rights. The FUND's capital consists of shares of beneficial interest. Shares of the FUND entitle the holders to one vote per share. The shares have no preemptive or conversion rights. The voting and dividend rights and the right of redemption are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under "Shareholder and Trustee Liability" above. The shareholders have certain rights, as set forth in the Declaration of Trust, to call a meeting for any purpose, including the purpose of voting on removal of one or more Trustees.

     The FUND may be terminated upon the sale of its assets to another open-end management company if approved by the vote of the holders of a majority of the outstanding shares of the FUND. The FUND may also be terminated upon liquidation and distribution of its assets, if approved by a majority shareholder vote of the FUND. Shareholders of the FUND shall be entitled to receive distributions as a class of the assets belonging to the FUND. The assets of the FUND received for the issue or sale of the shares of the FUND and all income earnings and the proceeds thereof, subject only to the rights of creditors, are specially allocated to the FUND, and constitute the underlying assets of the FUND.


                            SHAREHOLDER REPORTS

     Shareholders received an Annual Report containing financial statements audited by the FUND's independent accountants for the fiscal year ended October 31, 1995. The Financial Statements for the fiscal year ended October 31, 1995 are incorporated herein by reference to the Annual Report of the FUND filed with the U.S. Securities and Exchange Commission (File Nos. 33-3165 and 811-4579). A copy of the Annual Report may be obtained without charge by contacting the FUND at 1-800-829-3863.


                                APPENDIX A


                           DESCRIPTION OF RATINGS


BOND RATINGS

     Moody's Investors Service, Inc. - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Moody's applies numerical modifiers "1," "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier


"3" indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Group Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interes t and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than bonds in higher rated categories.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

     Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Bonds rated TBW-1 are judged by Thomson BankWatch, Inc. to be of the highest credit quality with a very high degree of likelihood that principal and income will be paid on a timely basis. Bonds rated TBW-2 offer a strong degree of safety regarding repayment. The relative degree of safety, however, is not as high as TBW-1.

COMMERCIAL PAPER RATINGS

     Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1-Highest Quality; Prime 2-Higher Quality; Prime 3-High Quality.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess safety characteristics. Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.





























G01623-02 (2/96)
093265403







BLANCHARD
GROUP OF FUNDS

BLANCHARD
GROWTH & INCOME FUND
PROSPECTUS


FEBRUARY 29,1996



THE BLANCHARD GROUP OF FUNDS
BLANCHARD GROWTH & INCOME FUND
PROSPECTUS


Blanchard Growth & Income Fund (the "Fund") seeks to provide long term capital appreciation and to provide dividend income through a broad portfolio of common stocks. To achieve its investment objectives, the Fund invests 100% of its assets in the Growth & Income Portfolio (the "Portfolio"), an open-end management investment company advised by The Chase Manhattan Bank, N.A. (the "Portfolio Adviser"), with investment objectives, policies and restrictions identical to those of the Fund.





The Portfolio invests primarily (i.e., at least 80% under normal circumstances) in common stocks of issuers (including foreign issuers) ranging from small to medium to large capitalizations. For the most part, the Portfolio Adviser will pursue a "contrary opinion" investment approach selecting common stocks that are currently out of favor with investors in the stock market. These securities are usually characterized by a relatively low price/earnings ratio (using normalized earnings), a low ratio of market price to book value, or underlying asset values that the Portfolio Adviser believes are not fully reflected in the current market price.



The performance of the Fund depends on the performance of the Portfolio. The Fund and Portfolio structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure, see "Additional Information About the Fund and the Portfolio" on Page 22. There can be no guarantee that the Fund and the Portfolio will achieve their investment objectives.


Virtus Capital Management, Inc. ("VCM") is the Fund's manager.


Blanchard Funds (the "Trust"), which currently consists of eight investment portfolios, and Blanchard Precious Metals Fund, Inc., which currently consists of one investment portfolio (each portfolio individually referred to as a "Fund"


and collectively as the "Funds") are open-end management investment companies, which offer separate investment alternatives for different investor needs. Virtus Capital Management, Inc. is the Funds' overall investment manager. There is no guarantee that the Funds will achieve their investment objectives.



Please read this Prospectus carefully and retain it for future reference. The Fund's Statement of Additional Information, dated February 29, 1996, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, by calling the Fund at 1-800-829-3863.


INVESTMENT IN THE FUND IS SUBJECT TO RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SIGNET BANK OR THE CHASE MANHATTAN BANK, N.A. OR ANY OF THEIR RESPECTIVE AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated February 29, 1996



TABLE OF CONTENTS
--------------------------------------------------------------------------------

HIGHLIGHTS                                                                     1
------------------------------------------------------

FEE TABLE                                                                      3
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           4
------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES                                             6
------------------------------------------------------

ADDITIONAL INFORMATION ON INVESTMENT
POLICIES, TECHNIQUES AND RISK FACTORS                                          7
------------------------------------------------------

MANAGEMENT OF THE FUND                                                        11
------------------------------------------------------

PORTFOLIO ADVISORY SERVICES                                                   12
------------------------------------------------------


EFFECT OF BANKING LAWS                                                        13
------------------------------------------------------

HOW TO INVEST                                                                 13
------------------------------------------------------

INVESTOR SERVICES                                                             15
------------------------------------------------------

HOW TO REDEEM                                                                 16
------------------------------------------------------

DISTRIBUTION OF SHARES OF THE FUND                                            18
------------------------------------------------------

TAX MATTERS                                                                   19
------------------------------------------------------

PERFORMANCE COMPUTATION INFORMATION                                           20
------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND
AND THE PORTFOLIO                                                             22
------------------------------------------------------

OTHER INFORMATION                                                             24
------------------------------------------------------


HIGHLIGHTS
--------------------------------------------------------------------------------

THE FUND'S OBJECTIVES


The Fund, which is an open-end management investment company, invests in the Portfolio which, in turn, invests in securities in accordance with investment objectives, policies and restrictions identical to those of the Fund. The Portfolio seeks to provide long-term capital appreciation and dividend income. See "Investment Objectives and Policies" and "Additional Information on Investment Policies, Techniques and Risk Factors" (pages 6 and 7).


FUND MANAGEMENT


VCM provides management services necessary for the Fund's operations. As of January 31, 1996, VCM had more than $2.8 billion in assets under management. VCM receives monthly compensation from the Fund based on the amount of assets under management. VCM evaluates the performance of the Fund's Portfolio Adviser. The Portfolio Adviser is responsible for the selection of the Portfolio's investments. See "Management of the Fund" (page 11).



The Portfolio Adviser, a wholly owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United


States and around the world. Its headquarters is at One Chase Manhattan Plaza, New York, New York 10081. The Portfolio Adviser, including its predecessor organizations, has over 100 years of money management experience and renders investment advisory services to others. See "Portfolio Advisory Services--The Portfolio Adviser" (page 12) for information concerning the proposed merger of The Chase Manhattan Corporation with and into Chemical Banking Corporation.


HOW TO INVEST AND REDEEM

You may purchase shares of the Fund directly from Federated Securities Corp. (the "Distributor") which is the Fund's principal distributor. You may also purchase shares from broker-dealers who have entered into a dealer agreement with the Distributor.


The minimum amount required to open an account in the Fund is $3,000 ($2,000 for qualified retirement plans, such as IRAs and Keoghs). The minimum subsequent investment requirement is $200. The Fund has also adopted a Distribution Plan which permits the reimbursement of distribu-tion expenses by the Fund in an amount not to exceed .50% of the average daily net assets of the Fund on an annual basis. See "How to Invest" and "Distribution of Shares of the Fund" (pages 13 and 18).



You may redeem your shares on any business day at the next determined net asset value calculated after Federated Shareholder Services Company (the "Transfer Agent") has received the redemption request in proper form. See "How to Redeem"


(page 16).


The Fund reserves the right to cease offering shares to new shareholders if the Portfolio Adviser believes that the Fund's size may hamper its effectiveness in managing the Portfolio. In this event, no new accounts will be accepted until further review. Shareholders who have established accounts prior to the closure date will be allowed to add to their investments.

INVESTOR SERVICES AND PRIVILEGES


The Fund offers certain investor services and privileges that may be suited to your particular investment needs, including free Telephone Exchange Privileges, Investment and Withdrawal Plans and various Retirement Plans. See "Investor Services" (page 15).


DIVIDENDS


The Fund intends to declare dividends, if any, at least semi-annually from net investment income. Dividends, if any, are automatically reinvested in additional Fund shares at net asset value on the payment date and are reflected in the statements we send you, unless you elect to receive them in cash, in which case we will send you a check. See "Tax Matters" (page 19).


ADDITIONAL INFORMATION ON INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS




The Fund is a non-diversified fund and may be invested in a limited number of issues; thus, there may be greater risk in an investment in the Fund than in a diversified investment company. Moreover, there are potential risks associated with certain of the Fund's investments and additional risk considerations that may be associated with certain techniques and strategies employed by the Fund, including those relating to investments in foreign securities and futures and options transactions. See "Additional Information on Investment Policies, Techniques and Risk Factors" (page 7).



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


For a better understanding of the expenses you will incur directly or indirectly when investing in the Fund, a summary for the Fund is set forth below. The summary combines the Fund's operational expenses with the pro rata portion of its Portfolio's operational expenses. See "Management of the Fund". The trustees believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio.


                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..........................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)...............       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)..........................................................................................       None
Redemption Fees (as a percentage of amount redeemed, if applicable)....................................       None
Exchange Fees..........................................................................................       None
                                               ANNUAL FUND OPERATING EXPENSES
                                           (as a percentage of average net assets)
Management Fee (See "Management of the Fund") (after waiver) (1).......................................       0.40%
12b-1 Fees (after waiver) (2)..........................................................................       0.33%
    Other Expenses (after expense reimbursements)(3)...................................................       3.08%
         Total Fund Operating Expenses (after waivers and reimbursements) (4)..........................       3.81%




---------

(1) The Management fee has been reduced to reflect the voluntary waiver by the Manager. The Manager can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 1.10%.



(2) As of a result of 12b-1 fees of 0.50% per annum of the Fund's average daily net assets, a shareholder who has been in the Fund for 14.5 years may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers, Inc. The 12b-1 fees have been reduced to reflect the voluntary waiver by the Distributor. The Distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.50%.



(3) Other expenses have been reduced to reflect the reimbursement of other operating expenses by the Manager.



(4) Total Fund operating expenses would have been 4.58%, absent the voluntary waivers by the Manager and Distributor and reimbursement of other operating expenses by the Manager. VCM has agreed to cap the Fund's total operating expenses beginning July 12, 1995 through July 11, 1997, so that the expense ratio of the Fund will not exceed the Fund's expense ratio for the six-month period ended April 30, 1995.


EXAMPLE                                                                   1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time
period.................................................................     $38       $116       $196       $404





    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, THE 5% ANNUAL RETURN SHOULD NOT BE CONSIDERED REPRESENTATIVE OF PAST OR FUTURE RETURNS, AND ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ILLUSTRATION ABOVE.



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


The following ratios and per share data for a share of capital stock outstanding throughout the period have been audited by Price Waterhouse LLP, the Fund's independent public accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants included in the Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                                                                                   YEAR ENDED
                                                                                                OCTOBER 31, 1995
                                                                                                ----------------
                                                                                                    BLANCHARD
                                                                                                    GROWTH &
                                                                                                   INCOME FUND
                                                                                                ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $    7.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment loss                                                                                   (0.03)
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                                        1.15
--------------------------------------------------------------------------------------------          -------
  Total from investment operations                                                                       1.12
--------------------------------------------------------------------------------------------          -------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                                                      (0.01)
--------------------------------------------------------------------------------------------          -------
NET ASSET VALUE, END OF PERIOD                                                                      $    8.11
--------------------------------------------------------------------------------------------          -------
TOTAL RETURN                                                                                            16.03%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS


--------------------------------------------------------------------------------------------
  Expenses (a)                                                                                           3.81%
--------------------------------------------------------------------------------------------
  Net investment loss                                                                                   (0.64%)
--------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (b)                                                                       0.77%
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)
                                                                                                       $6,443
--------------------------------------------------------------------------------------------




 (a) Reflects the Fund's proportionate share of the respective Portfolio's expenses, and the Fund's waivers and expense reimbursements by the Fund's Manager and Distributor.

(b) This voluntary expense decrease is reflected in both the expense and net investment loss ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report dated October 31, 1995, which may be obtained free of charge from the Fund by calling 1-800-829-3863.





--------------------------------------------------------------------------------



                            PERFORMANCE OF THE FUND


     The graph below illustrates the hypothetical investment of $10,000 in the Blanchard Growth & Income Fund (the "Fund") from September 30, 1987 to October 31, 1995 compared to the Standard and Poor's 500 Index. To achieve its investment objectives, the Fund invests 100% of its assets in the Portfolio, which has identical investment objectives. The performance of the Fund, therefore, depends on the performance of the Portfolio. Because the Fund had no performance history prior to November 1, 1994, the graph set forth below, insofar as it relates to the period prior to November 1, 1994, presents historical performance for the Portfolio adjusted to reflect expenses estimated at the Fund's inception to be charged to shareholders of the Fund.



[GRAPH]



 * THE AVERAGE ANNUAL RETURNS QUOTED ABOVE ASSUME THE REINVESTMENT OF
-
   DISTRIBUTIONS. TOTAL RETURN INCLUDES CHANGES IN PRINCIPAL VALUE. AVERAGE ANNUAL RETURN IS TOTAL RETURN ANNUALIZED AND COMPOUNDED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


+The S&P 500 Total Return Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.



This chart is for comparative purposes only and is not intended to reflect on future performance of the Fund or the index.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES


The Portfolio seeks to achieve its investment objectives of long-term capital appreciation and secondarily, dividend income, by investing primarily (i.e., at least 80% of its assets under normal market conditions) in common stocks. In addition, the Portfolio may invest up to 20% of its net assets in convertible debentures. Convertible debentures are securities which may be converted or exchanged by the holder into shares of the underlying common stock at a stated exchange ratio. A convertible debenture may also be subject to redemption by the issuer but only after a date and under certain circumstances (including a specified price) established on issue. The Portfolio will invest its assets in stocks of issuers (including foreign issuers) ranging from small to medium to large capitalizations. In the opinion of the Portfolio Adviser, small capitalization issuers are those with a market capitalization of under $500 million; medium capitalization issuers are those with a market capitalization ranging between $500 million to $3 billion; and large capitalization issuers are those issuers with a market capitalization in excess of $3 billion. An investor should be aware that investment in small capitalization issuers may be more volatile than investments in issuers with market capitalizations greater than $500 million or less than $3 billion due to the narrow scope of their business activities, and correspondingly greater susceptibility to changes in the business cycle of such small capitalization issuers. For the most part, the Portfolio Adviser will pursue a "contrary opinion" investment approach, selecting common stocks that are currently out of favor with investors in the stock market. These securities are usually characterized by a relatively low price/ earnings ratio (using normalized earnings), a low ratio of market price to book value, or underlying asset values that the Portfolio Adviser believes are not fully reflected in the current market price. The Portfolio Adviser will use a similar approach in selecting convertible debentures; in addition to the value of the underlying equity security, the Portfolio Adviser will consider the added investment value of the convertible debenture to produce income for the Portfolio. The Portfolio Adviser believes that the market risk involved in this policy will be moderated somewhat by the anticipated dividend returns on the stocks to be held by the Portfolio.



POLICIES OF THE FUND



The Portfolio will be substantially fully invested and, in normal circumstances, the Portfolio will invest at least 80% of its assets in common stocks which are traded on the New York Stock Exchange and on NASDAQ. The number of stocks paying dividends will fluctuate based on portfolio holdings. U.S. stocks have historically been one of the very best ways to achieve growth. However, the Portfolio also may invest up to 20% of its net assets in stocks of foreign issuers. Investments in foreign securities are subject to certain risks to which investments in domestic securities are not subject, including political or economic instability of the issuer or country of issue and the possibility of the imposition of exchange controls. However, the Portfolio reserves the right to invest more than 20% of its assets in cash, cash equivalents and debt securities for temporary defensive purposes during periods that the Portfolio Adviser considers to be particularly risky for investment in common stocks. See


"Additional Information on Investment Policies, Techniques and Risk Factors" on page 7 of this Prospectus and in the discussion in the Statement of Additional Information.


The Portfolio may enter into certain transactions commonly referred to as "derivatives" such as stock index futures contracts, options on stock index futures contracts, options on stock indexes and options on equity securities for the purpose of hedging the portfolio. "Additional Information on Investment Policies, Techniques and Risk Factors" and Appendix A in the Statement of Additional Information contain a more complete description of the hedging instruments to be traded, as well as further information concerning the investment policies and techniques of the Portfolio. In addition, the Statement of Additional Information includes a further discussion of futures and option contracts to be entered into by the Portfolio. Although the Portfolio will enter into futures and option contracts for hedging purposes only, the use of such instruments does involve transaction costs and certain risks, which are discussed below and in Appendix A in the Statement of Additional Information.


The investment objectives of the Fund and the Portfolio are fundamental and may not be changed without approval by a majority of the outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Shareholder approval is not required to change the investment policies described above or in "Additional Information on Investment Policies, Techniques and Risk Factors". However, in the event of a change in the Fund or Portfolio investment policies, shareholders will be given 30 days prior written notice.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
--------------------------------------------------------------------------------

To the extent the assets of the Portfolio are not invested in common stocks, they will consist of or be invested in cash, cash equivalents and short-term debt securities, such as U.S. Government securities, bank obligations and commercial paper, and in repurchase agreements. See "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information.

Among the common stocks in which the Portfolio may invest are stocks of foreign issuers, although at present the Portfolio does not intend to invest more than 20% of its assets in such securities. These securities may represent a greater degree of risk (e.g., risk related to exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers.

Because the value of securities and the income derived therefrom may fluctuate according to the earnings of the issuers and changes in economic and market conditions, there can be no assurance that the investment objectives of the Fund and the Portfolio will be achieved.

REPURCHASE AGREEMENTS. The Portfolio may, when appropriate, enter into repurchase agreements (a purchase of and simultaneous commitment to resell a security at an agreed-upon price and date which is usually not more than seven days from the date of purchase) only with member banks of the Federal Reserve System and security dealers believed creditworthy and only if fully collateralized by U.S. Government obligations or other securities in which the


Portfolio is permitted to invest. In the event the seller fails to pay the agreed-to sum on the agreed-upon delivery date, the underlying security could be sold by the Portfolio, but the Portfolio might incur a loss in doing so, and in certain cases may not be permitted to sell the security. As an operating policy, the Portfolio, through the custodian bank, takes constructive possession of the collateral underlying repurchase agreements. Additionally, procedures have been established for the Portfolio to monitor, on a daily basis, the market value of the collateral underlying all repurchase agreements to ensure that the collateral is at least 100% of the value of the repurchase agreements. No more than 10% of the total assets of the Portfolio will be invested in securities which are subject to legal or contractual restrictions on resale, including securities that are not readily marketable and repurchase agreements maturing in more than seven days.


PORTFOLIO TURNOVER. It is not intended that the assets of the Portfolio will be invested in securities for the purpose of short-term profits. The Portfolio Adviser anticipates that the annual turnover of the Portfolio's securities will not be in excess of 100%. However, the Portfolio will dispose of portfolio securities whenever the Portfolio Adviser believes that changes are appropriate. Generally, the primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. For a complete discussion of portfolio transactions and brokerage allocation, see "Portfolio Transactions" in the Statement of Additional Information.


PORTFOLIO SECURITIES LENDING. Although the Portfolio does not intend to engage in such activity in the ordinary course of business, the Portfolio is permitted to lend securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned. The Portfolio can increase its income through the investment of such collateral. The Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by the Portfolio on a loaned security from the borrower will not qualify for the dividends received deduction. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the Portfolio Adviser to be of good standing and will not be made unless, in the judgment of the Portfolio Adviser, the consideration to be earned from such loans justifies the risk.

NON-U.S. SECURITIES. Investing in securities issued by foreign corporations and governments involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations and the U.S.


Government. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.

The Portfolio may invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Portfolio's trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities. European governments and supranational organizations (discussed below), in particular, issue ECU-denominated securities.

The Portfolio may invest in securities issued by supranational organizations such as: the World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

The Portfolio may invest its assets in securities of foreign issuers in the form of sponsored ADRs, EDRs, or other similar securities representing securities of foreign issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement.


FUTURES AND OPTIONS TRANSACTIONS. The Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that to avoid leveraging the Fund, the Fund maintains segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset.



The value of some derivative or similar instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Fund--the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Portfolio Adviser to forecast interest rates and other economic factors correctly. If the Portfolio Adviser incorrectly forecasts such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, the Fund could be exposed to the risk of a loss. The Fund might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.



To the extent permitted by the investment objectives and policies of each Fund, and as described more fully in the Fund's Statement of Additional Information, the Fund may:



      . purchase, write and exercise call and put options on securities,
------
        securities indexes and foreign currencies (including using options in combination with securities, other options or derivative instruments);



      . enter into futures contracts and options on futures contracts;
------



      . employ forward currency and interest-rate contracts;
------



      . purchase and sell mortgage-backed and asset-backed securities; and
------




      . purchase and sell structured products.
------



RISK FACTORS



As explained more fully in the Statement of Additional Information, there are a number of risks associated with the use of derivatives and related instruments:



      . There can be no guarantee that there will be a correlation between price
------
        movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies.


      . The Portfolio Adviser may incorrectly forecast interest rates, market
------
        values or other economic factors in utilizing a derivatives strategy. In such a case, the Fund may have been in a better position had it not entered into such strategy.


      . Hedging strategies, while reducing risk of loss, can also reduce the
------
        opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.


      . Strategies not involving hedging may increase the risk to the Fund.
------
        Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to the Fund than hedging strategies using the same instruments.


      . There can be no assurance that a liquid market will exist at a time when
------
        the Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist.


      . Activities of large traders in the futures and securities markets
------
        involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets.


      . In certain instances, particularly those involving over-the-counter
------


        transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, the Fund may experience a loss.


      . In transactions involving currencies, the value of the currency
------
        underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.


For additional information concerning the use and risks involved in the acquisition, ownership or sale of futures contracts and options thereon, including certain percentage limitations on the use of such instruments, see "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES. The Board of Trustees (the "Board" or the "Trustees") is responsible for managing the business affairs of the Fund and for exercising all of the powers of the Fund except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

MANAGER. VCM is responsible for managing the Fund and overseeing the investment of its assets, subject at all times to the supervision of the Board members. In addition, VCM selects, monitors and evaluates the Portfolio Adviser. VCM will review the Portfolio Adviser's performance record periodically, and will make changes if necessary, subject to Board member and shareholder approval.

MANAGEMENT FEES. Under the terms of the management contract, VCM receives a monthly fee of .70% of the Fund's average daily net assets and the Portfolio Adviser receives .40% per annum of the Fund's average daily net assets directly from the Portfolio, as described below. The total fee of 1.10% is higher than the fees paid by most investment companies.

The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of the applicable percentage applied to the daily net assets of the Fund.

The management contract provides for the voluntary waiver of expenses by VCM from time to time. VCM can terminate this voluntary waiver of expenses at any time with respect to the Fund at its sole discretion. VCM has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

The Portfolio pays for all its expenses including legal and auditing expenses; registration fees; taxes on the sales of portfolio securities; brokerage commissions; Portfolio trustee fees; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio; expenses of preparing and mailing reports to investors and to government agencies and commissions; expenses of meetings of investors and the advisory fees of .40% of the Portfolio's average daily net assets payable to the Portfolio Adviser under the Investment Advisory Agreement. In addition, the Portfolio pays an administrative fee to The Chase Manhattan Trust Corporation Limited ("CMTC"), at an annual rate of .05% of the Portfolio's average daily net assets pursuant to an Administration Agreement wherein CMTC provides facilities and personnel necessary to operate the Portfolio.


VCM'S BACKGROUND. Virtus Capital Management, Inc., a Maryland corporation formed in 1995, is a wholly owned subsidiary of Signet Banking Corporation. Signet Banking Corporation is a multi-state, multi-bank holding company which has provided investment management services since 1956. VCM, which is a registered investment adviser, manages, in addition to the Funds, The Virtus Funds, three fixed income common trust funds with $217 million in assets. As part of their regular banking operations, Signet Bank may make loans to public companies.


PORTFOLIO ADVISORY SERVICES
--------------------------------------------------------------------------------

THE PORTFOLIO ADVISER

The Portfolio Adviser, a wholly owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Its headquarters is at One Chase Manhattan Plaza, New York, NY 10081. The Portfolio Adviser, including its predecessor organizations, has over 100 years of money management experience and renders investment advisory services to others.


David Klassen and Greg Adams, Vice Presidents of the Portfolio Adviser, are responsible for the day-to-day management of the Portfolio. Each is a member of the Chase Private Bank's in-house investment management research team, specializing in technology and financial issues and uses a model which scans over 1,600 equity securities in their quest for attractive value. Mr. Klassen, Head of U.S. Equity Funds Management and Research for Chase has been with the Portfolio Adviser since March 1992 and Mr. Adams, Director of U.S. Equity Research for Chase has been with the Portfolio Adviser since 1987. Messrs. Klassen and Adams have co-managed the Portfolio since March 1995.

The Portfolio Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Portfolio Adviser has informed the Portfolio that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of the Portfolio Adviser.


On August 27, 1995, The Chase Manhattan Corporation announced its entry into an Agreement and Plan of Merger (the "Merger Agreement") with Chemical Banking Corporation ("Chemical"), a bank holding company, pursuant to which The Chase Manhattan Corporation will merge with and into Chemical (the "Holding Company Merger"). Under the terms of the Merger Agreement, Chemical will be the surviving corporation in the Holding Company Merger and will continue its corporate existence under Delaware law under the name "The Chase Manhattan Corporation" ("New Chase"). The board of directors of each holding company has approved the Holding Company Merger, which will create the second largest bank holding company in the United States based on assets. The consummation of the


Holding Company Merger is subject to certain closing conditions, including the receipt of certain regulatory approvals. The shareholders of each holding company approved the merger on December 11, 1995. The Holding Company Merger is expected to be completed on or about February 29, 1996.


EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------


The Portfolio Adviser has received the opinion of its legal counsel that it may provide services described in its Investment Advisory Agreement and Custodian Agreement with the Portfolio, without violating the federal banking law commonly known as the Glass-Steagall Act. Similarly, VCM believes, based on advice of its counsel, that VCM may perform services described in its management contract with the Fund, without violating the Act. The Act generally bars banks from publicly underwriting or distributing certain securities.



Decisions of the U.S. Supreme Court and banking regulators support the position that a bank may act as investment adviser to a registered, open-ended investment company. Based on the advice of its counsel, the Portfolio Adviser and VCM each believe that it may serve as investment adviser to a registered, open-end investment company.



Regarding the performance of custodial activities, the staff of the Office of the Comptroller of the Currency, which supervises national banks, has issued opinion letters stating that national banks may engage in custodial activities. Therefore, the Portfolio Adviser believes, based on advice of counsel, that it may serve as Custodian to the Portfolio as an appropriate, incidental national banking function and as a proper adjunct to its serving as Portfolio Adviser to the Portfolio.


Possible future changes in federal law or administrative or judicial interpretations of current or future law, however, could prevent the Portfolio Adviser from continuing to perform investment advisory or custodial services for the Portfolio, and could prevent VCM from continuing to perform management services for the Fund. If that occurred, the Fund's trustees would then consider what action would be in the best interest of the Fund's shareholders. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


HOW TO INVEST
--------------------------------------------------------------------------------


You may purchase shares of the Fund from Federated Securities Corp., the Fund's principal Distributor. Federated Securities Corp. is a subsidiary of Federated Investors. You may also purchase shares from broker-dealers who have entered into a dealer agreement with the Distributor at net asset value which is computed once daily as of the close of the options exchanges (normally 4:15 P.M New York time). If your order is received after the above time, your shares will be purchased at the net asset value on the next business day. The Fund's net asset value per share is determined by dividing the value of the Fund's net assets by the total number of its shares outstanding. The Fund determines the net asset value of its shares on each day that the New York Stock Exchange is open for business and on such other days as there is sufficient trading in its securities to affect materially its net asset value per share.


For your initial investment, there is a $3,000 minimum requirement. The minimum initial investment requirement for qualified pension plans (IRAs, Keoghs, etc.) is $2,000. The minimum investment requirement for additional investments in the Fund is at least $200 per investment. (The foregoing minimum investment requirements may be modified or waived at any time at our discretion.) We charge no redemption fee when you redeem your shares and there is no fee on reinvestment of any dividends or distributions.

PURCHASES BY MAIL


To purchase shares of the Fund by mail, simply send a completed Application (included with this Prospectus or obtainable from the Fund), to the Blanchard Group of Funds, P.O. Box 8612, Boston, Massachusetts 02266-8612, together with a check payable to the Fund in payment for the shares. If you need assistance in completing the application, call 1-800-829-3863.

All purchases must be made in U.S. dollars and checks must be drawn on a United


States bank. Payment for shares may not be made by third party checks; however, second party checks are acceptable when properly endorsed. We reserve the right to limit the number of checks for one account processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. Payments transmitted by check are accepted subject to collection at full face amount.


Orders by mail are considered received after payment by check is converted into Federal funds. This is generally the next business day after the Transfer Agent receives the check.



PURCHASES BY WIRE. You may also purchase shares by bank wire. For opening new accounts in this manner, please call 1-800-829-3863 (toll free) before wiring your funds, and furnish the following information: the account registration and address, and your taxpayer identification number (for individuals, a Social Security number). When making additional investments by wire to your existing accounts, please provide your account numbers. You must include your name and telephone number, the amount being wired and the name of the wiring bank with both new and existing account purchases.



You should instruct your bank to wire Federal funds: State Street Bank and Trust Company, ABA number 011000028, Account number 0627-975-6, Boston, Massachusetts 02266, indicating your account number and the account registration. Shares cannot be purchased by wire on holidays when wire transfers are restricted.


Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


AUTOMATIC INVESTMENT PLANS. Regular monthly purchases of shares may be made by direct deposit of Social Security and certain other government checks into your account. Fund shares may be purchased at regular intervals selected by you by automatic transferral of funds from a bank checking account that you may designate. All such purchases require a minimum of $100 per transaction. Call 1-800-829-3863 for information and forms required to establish these Plans.

BY TELEPHONE. This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, Blanchard will automatically debit your pre-designated bank account for the desired amount. To establish the telephone purchase option on your new account you must complete the section on the application and attach a "voided" check from your bank account. If your account is already established, please call 1-800-829-3863 to request the appropriate form. This option will become effective ten days after the form is received.

GENERAL INFORMATION

All ordinary income, dividends and capital gain distributions, if any, are automatically reinvested at net asset value in additional Fund shares unless we receive written notice from you, at least 30 days prior to the record date of such distribution, requesting that your dividends and distributions be distributed to you in cash. See "Tax Matters".

We reserve the right to suspend the offering of Fund shares for a period of time. We also reserve the right to reject any purchase order.

No share certificates will be issued for shares unless requested in writing. In order to facilitate redemptions and transfers, most shareholders elect not to receive certificates. Shares are held in unissued form by the Transfer Agent. Shares for which certificates have been issued cannot be redeemed, unless the certificates are received together with the redemption request in proper form. Share certificates are not issued for fractional shares.

INVESTOR SERVICES
--------------------------------------------------------------------------------

AUTOMATIC WITHDRAWAL PLAN

If you purchase $10,000 or more of Fund shares, you may establish an Automatic Withdrawal Plan to authorize a specified dollar amount to be paid periodically to a designated payee. Under this Plan, all income dividends and capital gains distributions will be reinvested in shares in your account at the applicable payment dates' closing net asset value.

Your specified withdrawal payments are made monthly or quarterly (on or about the 10th day) in any amount you choose, but not less than $100 per month or $300 quarterly. Please note that any redemptions of your shares, which may result in a gain or loss for tax purposes, may involve the use of principal, and may eventually use up all of the shares in your account. Such payments do not provide a guaranteed annuity and may be terminated for any shareholder if the value of the account drops below $10,000 due to transfer or redemption of shares. In such a case, the shareholder will be notified that the withdrawal payments will be terminated.

The cost of administering the Automatic Withdrawal Plan for the benefit of shareholders is a Fund expense.

RETIREMENT PLANS

We offer a Prototype Pension and Profit Sharing Plan, including Keogh Plans, IRAs, SEP-IRA Plans, IRA Rollover Accounts and 403(b) Plans. Plan support services are available by calling 1-800-829-3863.

EXCHANGE PRIVILEGES


You may exchange your Fund shares for shares of another Fund in the Blanchard Group of Funds or for Investment Shares of The Virtus Funds and such exchanges may be made at net asset value without paying a redemption fee or sales charge upon such exchange. Before making an exchange, you should read the Prospectus concerning the participating fund into which your exchange is being made. The other funds currently offered in the Blanchard Group of Funds are Blanchard Capital Growth Fund, Blanchard Global Growth Fund, Blanchard Precious Metals Fund, Inc., Blanchard American Equity Fund, Blanchard Flexible Income Fund, Blanchard Short-Term Flexible Income Fund, Blanchard Flexible Tax-Free Bond Fund and Blanchard Worldwide Emerging Markets Fund. For information on The Virtus Funds, please call 1-800-829-3863.


To request an exchange by telephone, simply call 1-800-829-3863, prior to 4:00


P.M. New York time. Exchanges can be made in this manner only after you have completed and sent to the Transfer Agent the telephone exchange authorization form that is included on the New Account Application accompanying this Prospectus and only if your account registration has not changed within the last 30 days.

It is the Fund's policy to mail to you at your address of record, within five business days after any telephone call transaction, a written confirmation statement of the transaction. In order to protect itself and shareholders from liability for unauthorized or fraudulent telephone transactions, the Fund will use reasonable procedures such as recording calls in an attempt to verify the identity of a person making a telephone redemption request. As a result of the Fund's policy, neither the Fund nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. Since you may bear the risk of loss in the event of an unauthorized telephone transaction, you should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.


Exchanges can only be made between accounts with identical account registration and in states where shares of the other fund are qualified for sale. We do not place any limit on the number of exchanges that may be made. The dollar amount of an exchange must meet the initial investment requirement of the fund into which the exchange is being made. All subsequent exchanges into that fund must be at least $1,000. We may modify or suspend the Exchange Privilege at any time upon 60 days' written notice.



Any exchange of shares is, in effect, a redemption of shares in one Fund and a purchase of the other fund. You should consider the possible tax effects of an exchange. To prevent excessive trading between the Fund to the disadvantage of other shareholders, we reserve the right to modify or terminate this Exchange Privilege with respect to any shareholder.

A completed Purchase Application must be received by the Transfer Agent before the Automatic Withdrawal Plan or Exchange Privilege may be used.

HOW TO REDEEM
--------------------------------------------------------------------------------

You may redeem your shares on any business day at the next determined net asset value calculated after your redemption request has been accepted by the Transfer Agent as described below.


BY TELEPHONE. You may redeem your shares by telephone by calling 1-800-829-3863, prior to 4:00 P.M., Eastern time. All calls will be recorded. Redemption of Fund shares can be made in this manner only after you have executed and filed with the Transfer Agent the telephone redemption authorization form which may be obtained from the Fund or the Transfer Agent. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.




You may elect on the telephone redemption authorization form to have a redemption in any amount of $250 or more mailed either to your registered address, to your bank account, or to any other person you may designate. Should you wish to revise these instructions, simply complete and file a new telephone redemption authorization form. There is no charge for this service. As long as the identification procedures described above are followed, neither the Fund nor the Transfer Agent will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine. See "Investor Services-Exchange Privileges," for additional information with respect to losses resulting from unauthorized telephone transactions.


You may also request, by placing a call to the applicable telephone number set forth above, redemption proceeds to be wired directly to the bank account that you have designated on the authorization form. The minimum amount that may be redeemed in this manner is $1,000. A check for proceeds of less than $1,000 will be mailed to your address of record. The Fund does not impose a charge for this service. However, the proceeds of a wire redemption may be subject to the usual and customary charges imposed by the Transfer Agent for the wiring of funds.


Under extraordinary market conditions, it may be difficult for you to redeem your shares by telephone. Under these circumstances, you should consider redeeming your shares by mail, as described below.




BY MAIL. All other redemption requests should be made in writing to the Blanchard Group of Funds, P.O. Box 8612, Boston, Massachusetts 02266-8612, the Fund's Transfer Agent. Where share certificates have been issued, the certificates must be endorsed and must accompany the redemption request. Signatures on redemption requests for amounts in excess of $25,000 and endorsed share certificates submitted for redemption must be accompanied by signature guarantees from any eligible guarantor institution approved by the Transfer Agent in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by the Transfer Agent pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from the Transfer Agent at 1-800-829-3863. Signatures on redemption requests for any amount must be guaranteed (as described above) if the proceeds are not to be paid to the registered owner at the registered address, or the registered address has changed within the previous 60 days. The letter of instruction or a stock assignment must specify the account number and the exact number of shares or dollar amount to be redeemed. It must be signed by all registered shareholders in precisely the same way as originally registered. The letter of instruction must also include any other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, or other organizations.



GENERAL INFORMATION


Your redemption request becomes effective when it is received in proper form by the Transfer Agent prior to 4:00 P.M. Eastern time, or your redemption will occur on the following business day. We will make payment for redeemed shares within seven days after receipt by the Transfer Agent. However, we may delay the forwarding of redemption proceeds on shares which were recently purchased until the purchase check has cleared, which may take up to 7 days or more. We may suspend the right of redemption when the New York Stock Exchange is closed or when trading on the Exchange is restricted, and under certain extraordinary circumstances in accordance with the rules of the SEC. Due to the relatively high cost of handling small investments, we reserve the right upon 60 days' written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose account has a value of less than $1,000, other than as a result of a decline in the net asset value per share. We do not presently contemplate making such involuntary redemptions and will not redeem any shares held in tax-sheltered retirement plans in this category. We also reserve the right upon notice to shareholders to charge a fee for any services provided herein that are currently free of charge.

DISTRIBUTION OF SHARES OF THE FUND
--------------------------------------------------------------------------------


Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies.


DISTRIBUTION PLAN. According to the provisions of a distribution plan adopted pursuant to Investment Company Act Rule 12b-1, the distributor may select brokers and dealers to provide distribution and administrative services as to shares of the Fund. The distributor may also select administrators (including financial institutions, fiduciaries, custodians for public funds and investment advisers) to provide administrative services. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its shares.

Brokers, dealers, and administrators will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Board of Trustees, provided that for any period the total amount of fees representing an expense to the Trust shall not exceed an annual rate of .50 of 1% of the average daily net assets of shares of the Fund held in the accounts during the period for which the brokers, dealers, and administrators provide services. Any fees paid by the distributor with respect to shares of the Fund pursuant to the distribution plan will be reimbursed by the Trust from the assets of the shares of the Fund.


The distributor will, periodically, uniformly offer to pay cash or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items to all dealers selling shares of the Fund. Such payments will be predicated upon the amount of shares of the Fund that are sold by the dealer. Such payments, if made, will be in addition to amounts paid under the distribution plan and will not be an expense of the Fund.

ADMINISTRATIVE ARRANGEMENTS. The distributor may pay financial institutions a fee based upon the average net asset value of shares of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by VCM and not the Trust.


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative

Services provides these at an annual rate as specified below:


        MAXIMUM                  AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE             NET ASSETS OF THE TRUST
  ------------------     -----------------------------------
      .150 of 1%         on the first $250 million
      .125 of 1%         on the next $250 million
      .100 of 1%         on the next $250 million
      .075 of 1%         on assets in excess of $750 million




The administrative fee received during any fiscal year for the Fund shall be at least $75,000. Federated Administrative Services may voluntarily waive a portion of its fee.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.  Federated Shareholder Services
                                              -
Company,
P. O. Box 8600, Boston, Massachusetts, 02266-8600, is the Fund's Transfer Agent and Dividend Disbursing Agent.


TAX MATTERS
--------------------------------------------------------------------------------

The Fund intends to qualify each year and elect to be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A regulated investment company that distributes all of its taxable income to its shareholders in accordance with the timing requirements imposed by the Code, which the Fund intends to do, is not subject to Federal income tax on the amounts so distributed. If for any taxable year the Fund does not qualify for the treatment as a regulated investment company, all its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions, in turn, will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Because the Fund invests all of its assets in the Portfolio which is classified as a partnership for Federal income tax purposes, the Fund will be deemed to own a proportionate share of the income of the Portfolio in which it invests, for purposes of determining whether it qualifies as a regulated investment company.

The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund (and each other series of the Trust) qualifies as a regulated investment company under the Code.

Distributions by the Fund of its ordinary income (net of expenses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income. Such distributions are treated as dividends for Federal income tax purposes. A portion of the ordinary income dividends paid by the Fund with respect to a given year (essentially, the portion attributable to qualifying dividends received by the underlying Portfolio from domestic corporations during the year) may qualify for the 70% dividends-received deductions for corporate shareholders. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of their holding periods in their shares. Ordinary income and capital gain dividends from the Fund may also be subject to state and local taxes.

Investors should carefully consider the tax implications of purchasing shares just prior to a dividend record date. Investors purchasing shares just prior to an ordinary income or capital gain dividend record date will be taxed on the entire dividend received, even though their cost for shares already reflected the amount of such dividend.

Distributions to shareholders will be treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional Fund shares. In general, distributions by the Fund are taken into account by shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by its shareholders on December 31 of the preceding year. A statement setting forth the Federal income tax status of all distributions made (or deemed made) during the year, including the allocation to ordinary income dividends (and any portion thereof which qualify for the dividends-received deduction for corporations) and capital gain dividends, will be sent to the Fund's shareholders promptly after the end of each year.

A shareholder will recognize gains or losses upon the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

Under the back-up withholding rules of the Code, a shareholder may be subject to 31% withholding of Federal income tax on dividends and redemption payments made by the Fund. To avoid this back-up withholding, you must provide the Fund with a correct taxpayer identification number (which for an individual is usually one's Social Security number) or certify that you are a corporation or otherwise exempt from or not subject to back-up withholding.

The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. You should also review the more detailed discussion of Federal income tax considerations in the Statement of Additional Information for the Fund. In addition, you should consult with your own tax advisor as to the tax consequences of investing in the Fund, including the application of state and local taxes to you, which may differ from the Federal income tax consequences described above.

PERFORMANCE COMPUTATION INFORMATION
--------------------------------------------------------------------------------

Advertisements and communications to investors regarding the Fund may cite certain performance, ranking and rating information of the Fund and the Portfolio and may make performance comparisons to other funds or to relevant indices, as described below.


TOTAL RETURN. Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gain distributions, over a stated period of time. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question.


Average annual return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period

corresponding to the life of the Fund for performance purposes). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question.

COMPARATIVE RESULTS. From time to time in advertisements or sales material, the Fund may discuss its performance rating and may be compared to the performance of other mutual funds or mutual fund indexes as published by widely recognized independent mutual fund reporting services such as Lipper Analytical Services, Inc., CDA and Morningstar, Inc. In addition, because the Fund invests 100% of its assets in the portfolio which has identical investment objectives, the Fund may cite the performance and ranking information of its Portfolio (which includes the performance of predecessor mutual funds prior to their conversion to the Portfolio) and may make certain performance, ranking and rating comparisons. The Fund may also discuss the past performance, ranking and rating of the Portfolio Adviser, and compare its performance to various investment indexes. The Fund may use performance information as reported in publications of general interest, national financial and industry publications such as Forbes or Money Magazine and various investment newsletters such as Donoghue's Money Letter. In addition, the Fund may compare its total return, or the total return of indexes of U.S. markets, world markets, individual countries undergoing privatization, or of world indexes of countries undergoing privatization, to that of other mutual funds, individual country indexes, or other recognized indexes.

From time to time, the Fund may provide information on certain markets or countries and specific equity securities and quote published editorial comments and/or information from newspapers, magazines, investment newsletters and other publications such as The Wall Street Journal, Money Magazine, Forbes, Barron's, USA Today and Mutual Fund Investors. The Fund may also compare the historical returns on various investments, performance indexes of those investments or economic indicators. In addition, the Fund may reprint articles about the Fund and provide them to prospective shareholders. The Distributor may also make available economic, financial and investment reports to shareholders and prospective shareholders. In order to describe these reports, the Fund may include descriptive information on the reports in advertising literature sent to the public prior to the mailing of a prospectus. Performance information may be quoted numerically or may be presented in a table, graph, chart or other illustration. It should be noted that such performance ratings and comparisons may be made with funds which may have different investment restrictions, objectives, policies or techniques than the Fund, and that such other funds or market indicators may be comprised of securities that differ significantly from the Fund's investments.

Performance information will vary from time to time and past results are not necessarily representative of future results. You should remember that the Fund's performance is a function of portfolio management in selecting the type and quality of securities in which the Fund may invest, and is affected by operating, distribution and marketing expenses.

ADDITIONAL INFORMATION ABOUT THE FUND AND THE
PORTFOLIO
--------------------------------------------------------------------------------

THE FUND


The Fund is a non-diversified series of Blanchard Funds (the "Trust"), a Massachusetts business trust organized on January 24, 1986 which currently consists of eight series of shares. The other series of the Trust's shares of beneficial interest, which are offered pursuant to separate prospectuses, are Blanchard Capital Growth Fund, Blanchard Global Growth Fund, Blanchard American Equity Fund, Blanchard Flexible Income Fund, Blanchard Short-Term Flexible Income Fund, Blanchard Flexible Tax-Free Bond Fund and Blanchard Worldwide Emerging Markets Fund.


The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. The Fund intends, however, to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. See "Tax Matters" in the Prospectus and in the Statement of Additional Information.

INVESTOR MEETINGS AND VOTING


Under Massachusetts law, the Trust and its series are generally not required to hold annual or special shareholder meetings. However, special meetings of shareholders may be held for such purposes as electing trustees, changing fundamental policies, approving an investment management/advisory agreement or approving a distribution and marketing plan, if any, and, at the request of the shareholders, to replace trustees. Shareholders holding 10% or more of the Trust's outstanding shares may call a special meeting of shareholders. Trustees may be removed by the Trustees or by shareholders at a special meeting called for this purpose. Shareholders shall be given access to a list of the names and addresses of all other shareholders, the number of shareholders and the cost of mailing a request to them. As of February 12, 1996, Stephens, Inc., Little Rock, Arkansas, acting in various capacities for numerous accounts, was the owner of record of 328,740 shares (27.57%) of Blanchard Growth & Income Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Whenever a vote is requested on matters pertaining to the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which voting instructions are received. As with any mutual fund, other investors in the Portfolio could control the results of voting at the Portfolio level.

The Fund's shares represent shares of beneficial interest. Each share has equal rights with respect to voting matters of the Fund. In the event of dissolution or liquidation of the Fund, holders of Fund shares will receive pro rata, subject to the rights of creditors, the proceeds of the sale of the Fund's assets less its liabilities. There are no preemptive or conversion rights applicable to the shares of the Fund. Shares of the Fund, when issued, will be fully paid, non-assessable and transferable. The trustees may create additional series or classes of shares without shareholder approval. Each series of the Trust is responsible only for its own expenses and operating costs and incurs no liability with respect to the expenses and costs of any other series, other than those which affect the series as a group and are allocated among the series based upon their relative average net assets during the year.

THE PORTFOLIO

The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the trustees believe that neither the Fund nor their shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

UNIQUE CHARACTERISTICS OF THE FUND AND PORTFOLIO STRUCTURE


Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund is an open-end investment management company which seeks to achieve its investment objectives by investing 100% of its assets in the Portfolio, which is a separate registered investment company with identical investment objectives as the Fund. The investment objectives of the Fund and the Portfolio may not be changed without shareholder approval. Shareholders will be provided with written notice 30 days prior to any such changes in investment objectives. Therefore, an investor's interest in a Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will be allocated a proportionate share of the Portfolio's income and expenses, in addition to unrealized and realized gains and losses. However, other investors investing in the Portfolio are not required to buy their shares at the same public offering prices as the Fund. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.


Small funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds which have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to redeem its investment in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. The distribution in kind may also result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. In addition, the investment of the Fund may be withdrawn from the Portfolio at any time if the Board of Trustees determines that it is in the best interest of that Fund to do


so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or retaining an investment adviser to manage the Fund's assets in accordance with the investment policies of the Portfolio.


In addition to the Fund, other mutual funds invest in the Portfolio. Information on these other feeder funds may be obtained by calling 1-800-829-3863. See "Investment Objectives and Polices", "Additional Information on Investment Policies, Techniques and Risk Factors" and "Management of the Fund" for more information.

OTHER INFORMATION
--------------------------------------------------------------------------------

This Prospectus omits certain information contained in the registration statement of the Fund filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations. The Statement of Additional Information included in the registration statement may be obtained without charge from the Fund.

For information about the Trustees and officers of the Fund and the Portfolio see the Statement of Additional Information.

The Code of Ethics of the Portfolio Adviser and the Fund prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. The objective of the Code of Ethics of both the Fund and Portfolio Adviser is that their operations be carried out for the exclusive benefit of the Fund's shareholders. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Statement of Additional Information, and information or representations not herein contained, if given or made, must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer or solicitation in any jurisdiction in which such offering may not lawfully be made.

INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, has been appointed the independent accountants for the Fund.


The Blanchard Group of Funds are available through Signet Financial Services, Inc., member NASD, and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.

Investment products available through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Bank, Signet Financial Services, Inc., Chase, any other bank or financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.


BLANCHARD

Cusip 093265304
GO1386-04 (2/96)
(1741) 11PC0296




                STATEMENT OF ADDITIONAL INFORMATION

                    BLANCHARD GROWTH & INCOME FUND
                      FEDERATED INVESTORS TOWER
                      PITTSBURGH, PA  15222-3779


This Statement is not a prospectus but should be read in conjunction with the current prospectus dated February 29, 1996 (the "Prospectus"), pursuant to which the Blanchard Growth & Income Fund (the "FUND") is offered.
Please retain this document for future reference.

To obtain a copy of the Prospectus or a paper copy of this Statement of Additional Information, if you have received your Statement of Additional Information electronically, please call the FUND at 1-800-829-3863.


TABLE OF CONTENTS                                      Page

General Information and History                        1


Investment Objectives, Policies and Restrictions       1
Portfolio Transactions                                 11
Computation of Net Asset Value                         12
Performance Information                                13
Additional Purchase and Redemption Information         14
Tax Matters                                            14
The Management of the FUND                             19
Management Services                                    28
Administrative Services                                29
Distribution Plan                                      29
Description of the FUND                                30
Shareholder Reports                                    30
Appendix A                                            A-1

Manager
Virtus Capital Management, Inc.

Portfolio Adviser
The Chase Manhattan Bank, N.A.

Distributor
Federated Securities Corp.

Transfer Agent
Federated Shareholder Services Company

Independent Accountants
Price Waterhouse LLP                                Dated:  February 29,
1996






FEDERATED SECURITIES CORP.




                      GENERAL INFORMATION AND HISTORY

    As described in the Blanchard Growth & Income Fund's (the "FUND") Prospectus, the FUND is a non-diversified series of Blanchard Funds, a Massachusetts business trust that was organized under the name "Blanchard Strategic Growth Fund" (the "Trust"). The trustees of the Trust approved the change in the name of the Trust on December 4, 1990.


             INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

    The FUND seeks its investment objectives by investing 100% of its net assets in the Growth & Income Portfolio (the "Portfolio"). The Portfolio has investment objectives identical to the FUND and invests in accordance with investment policies and restrictions identical to those of the FUND.

    The investment objectives of the FUND and the Portfolio may not be changed except by a majority vote of shareholders.

    The investment policies of the FUND and the Portfolio, as described below, are not fundamental and may be changed without shareholder approval.

    The investment restrictions of the FUND and the Portfolio, as described below, are fundamental and may not be changed without approval by a majority of the outstanding shares of the FUND or the Portfolio which means the vote of the lesser of (i) 67% or more of the shares of the FUND or total beneficial interests of the Portfolio present at the meeting, if the holders of more than 50% of the outstanding shares of the FUND or total beneficial interests of the Portfolio are present or represented by proxy or (ii) more than 50% of the outstanding shares of the FUND or total beneficial interests of the Portfolio.

                            INVESTMENT POLICIES

    The following information supplements and should be read in conjunction with the Prospectus discussion of investment policies and with the Appendix included at the end of the Prospectus.

    U.S. GOVERNMENT SECURITIES - Although the Portfolio invests primarily in common stocks, it may also maintain cash reserves and invest in a variety of short-term debt securities, including obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which have remaining maturities not exceeding one year. Agencies and instrumentalities that issue or guarantee debt securities and have been established or sponsored by the U.S. Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association. Certain of these securities may not be backed by the full faith and credit of the U.S. Government.

    BANK OBLIGATIONS - Investments by the Portfolio in short-term debt securities as described above also include investments in obligations (including certificates of deposit and bankers' acceptances) of those U.S. banks which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank


Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

    A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

    COMMERCIAL PAPER - Investments by the Portfolio in short-term debt securities also include investments in commercial paper, which represents short-term, unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased for the Portfolio will consist of direct obligations of domestic issuers which, at the time of investment, are (i) rated "P-1" by Moody's or "A-1" or better by Standard & Poor's, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by Standard & Poor's, or (iii) securities which, if not rated, are, in the Portfolio Adviser's opinion, of an investment quality comparable to rated commercial paper in which the Portfolio may invest. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the ratings "A-1" and "A-1+" are the highest commercial paper ratings assigned by Standard & Poor's. Debt securities rated "Aa" or better by Moody's or "AA" or better by Standard & Poor's are generally regarded as high-grade obligations and such ratings indicate that the ability to pay principal and interest is very strong.



    REPURCHASE AGREEMENTS - The Portfolio may, when appropriate, enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by U.S. Government obligations or other securities in which the Portfolio is permitted to invest. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by the Portfolio will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Portfolio, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not be invested in a repurchase agreement maturing in more than seven days if any such investment together with securities subject to restrictions on transfer held by the Portfolio exceed 10% of its total net assets. Repurchase agreements are also subject to the same risks described below with respect to stand-by commitments.

    LOANS OF PORTFOLIO SECURITIES - Certain securities dealers who make "short sales" or who wish to obtain particular securities for short periods may seek to borrow them from an institutional investor such as the Portfolio. The Portfolio reserves the right to seek to increase its income by lending its portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, such loans may be made only to member firms of the New York Stock Exchange, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Under a loan, the Portfolio has the right to call a loan and obtain the securities loaned at any time on five days' notice.

    During the existence of a loan, the Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The Portfolio does not, however, have the right to vote any securities having voting rights during the existence of the loan, but can call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment.

    As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral if the borrower of the securities experiences financial difficulty. However, the loans will be made only to dealers deemed by the Portfolio to be of good standing, and when, in the judgment of the Portfolio, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. In the event the Portfolio makes securities loans, it is not intended that the value of the securities loaned would exceed 30% of the value of the Portfolio's total assets.

    ADDITIONAL POLICIES REGARDING DERIVATIVES AND RELATED TRANSACTIONS

INTRODUCTION

     As explained more fully below, the Portfolio may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

     Like other investment tools or techniques, the impact of using derivatives strategies or related instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: First, to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Portfolio.

     The Portfolio may invest its assets in derivative and related instruments subject only to the Portfolio's investment objective and policies and the requirement that the Portfolio maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Portfolio.

     The value of some derivative or related instruments in which the Portfolio invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Portfolio--the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Portfolio Adviser to forecast interest rates and other economic factors correctly. If the Portfolio Adviser incorrectly forecasts such factors and has taken positions in derivative or related instruments contrary to prevailing market trends, the Portfolio could be exposed to the risk of a loss. The


Portfolio might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

     Set forth below is an explanation of the various derivatives strategies and related instruments the Portfolio may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Portfolio's current prospectuses as well as provide useful information to prospective investors.

DERIVATIVE AND RELATED INSTRUMENTS

     To the extent permitted by the investment objectives and policies of the Portfolio, and as described more fully below, the Portfolio may:

       purchase, write and exercise call and put options on securities, securities indexes and foreign currencies (including using options in combination with securities, other options or derivative instruments);
       enter into futures contracts and options on futures contracts; employ forward currency and interest-rate contracts;
       purchase and sell mortgage-backed and asset-backed securities; and purchase and sell structured products.

RISK FACTORS
     As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments:


       There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. As incorrect correlation could result in a loss on both the hedged assets in the Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not
       been attempted.   This risk is particularly acute in the case of
       "cross-hedges" between currencies.

       The Portfolio Adviser may incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Portfolio may have been in a better position had it not entered into such strategy.

       Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains.

       Strategies not involving hedging may increase the risk to the Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to the Portfolio than hedging strategies using the same instruments.

       There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market.
       Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position.

       Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets.

       In certain instances, particularly those involving over-the-counter transactions, forward contracts, foreign exchanges or foreign boards of trade, there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, the Portfolio may experience a loss.

       In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

SPECIFIC USES AND STRATEGIES
     Set forth below are explanations of the Portfolio's use of various strategies involving derivatives and related instruments.


     OPTIONS ON SECURITIES, SECURITIES INDEXES, CURRENCIES AND DEBT INSTRUMENTS. The Portfolio may PURCHASE, SELL or EXERCISE call and put options on:

       securities;
         securities indexes;
       currencies; or
       debt instruments.
     Although in most cases these options will be exchange-traded, the Portfolio may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

     One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market
     value.   One purpose of purchasing call options is to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. The Portfolio may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Portfolio may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Portfolio may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a related option.

     In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, the Portfolio writing a covered call (i.e., where the underlying securities are held by the Portfolio) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or , in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Portfolio may be unable to close out a position.



     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolio may purchase or sell:

       interest-rate futures contracts;
       stock index futures contracts;
       foreign currency futures contracts;
       futures contracts on specified instruments; and options on these futures contracts ("futures options").

     The futures contracts and futures options may be based on various securities in which the Portfolio may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor) and other financial instruments and indices.

     These instruments may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Portfolio may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Portfolio intends to acquire an instrument or enter into a position. For example, a Portfolio may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

     When writing or purchasing options, the Portfolio may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. Portfolio may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

     Investments in futures contracts and options thereon involve risks related to those associated with options transactions discussed above. The Portfolio will only enter into futures contracts or options or futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or related entity, or quoted on an automated quotation system.

     FORWARD CONTRACTS. The Portfolio may use foreign currency and interest-rate forward contracts for various purposes as described below.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. The Portfolio may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, the Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of the Portfolio is related to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross- hedges."

     The Portfolio may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investments or anticipated investments in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     The Portfolio may also use forward contracts to hedge against changes in interest-rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

     MORTGAGE-BACKED SECURITIES.   The Portfolio may purchase mortgage-
backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

     The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual yield of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security.

     The Portfolio may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs are collateralized by a portfolio of mortgage pass-through securities guaranteed by the U.S. Government, or U.S. Government-related, entities, and their income streams.


     CMOs are structured into multiple classes, the bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal because of the sequential payments.

     REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are related to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

     STRUCTURED PRODUCTS.       The Portfolio may purchase interests in
entities organized and operated solely for the purpose of restructuring the investment characteristics of certain debt obligations, thereby creating "structured products." The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions. The extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments.

     The Portfolio may also invest in other types of structured products, including among others, spread trades and notes linked by a formula (e.g., a multiple) to the price of an underlying instrument or currency. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

          RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS

    Regulations of the CFTC require that the Portfolio enters into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of securities held in the Portfolio's portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Portfolio, and accrued profits on such positions. In addition, the Portfolio may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Portfolio's total assets.



    When the Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with the Portfolio's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

    The Portfolio's ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that the Portfolio derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

    In addition to the foregoing requirements, the Portfolio's Board of Trustees has adopted an additional restriction on the use of futures contracts and options thereon, requiring that the aggregate market value of the futures contracts held by the Portfolio not exceed 50% of the market value of its total assets. Neither this restriction nor any policy with respect to the above-referenced restrictions, would be changed by the Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.


                          INVESTMENT RESTRICTIONS

    In addition to the investment restrictions set forth below, the FUND has adopted the following investment restrictions to enable it to invest in the Portfolio:


    It is a fundamental policy of the FUND that because it holds no portfolio securities except interests in the Portfolio, the FUND's investment objectives, policies and restrictions shall be identical to the Portfolio's investment objectives, policies and restrictions, except for the following: the FUND (1) may invest more than 5% of its assets in another issuer, (2) may, consistent with Section 12 of the 1940 Act, invest in securities issued by other registered investment companies, (3) may invest more than 10% of its net assets in the securities of a registered investment company, (4) may hold more than 10% of the voting securities of a registered investment company, (5) will concentrate its investments in the investment company and (6) will not issue senior securities except as permitted by an exemptive order of the SEC.

    The Portfolio may not:

              (1) borrow money or pledge, mortgage or hypothecate its assets, except that, as a temporary measure for extraordinary or emergency purposes, it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that, aside from reverse repurchase transactions, money would be borrowed by the Portfolio only from banks and only to accommodate requests for the repurchase of shares of the Portfolio while effecting an orderly liquidation of portfolio securities), provided that collateral arrangements with respect to the Portfolio's permissible futures and options transactions, including initial and variation margin, are not considered to be a pledge of assets for purposes of this restriction; the Portfolio will not purchase investment securities if its outstanding borrowing, including reverse repurchase agreements, exceeds 5% of the value of the Portfolio's total assets;

              (2) purchase any security or evidence of interest therein on margin, except that such short-term credit may be obtained as may be necessary for the clearance of purchases and sales of securities and except that, with respect to the Portfolio's permissible options and futures transactions, deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures or options positions;

              (3) underwrite securities issued by other persons except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

              (4) write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities,
         (ii) the writing, purchasing or selling of puts, calls or combinations thereof with respect to U.S. Government securities or
         (iii) permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures;

              (5) knowingly invest in securities which are subject to legal or contractual restrictions on resale (including securities that are not readily marketable, but not including repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the FUND's or Portfolio's total assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days);

              (6) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business, other than (i) permissible futures and options transactions or (ii) forward purchases and sales of foreign currencies or securities;

              (7) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Portfolio;

              (8) make short sales of securities or maintain a short position; except that the Portfolio may make such short sales of securities or maintain a short position if when a short position is open the Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's net assets (taken at market value) is held as collateral for such sales at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);

              (9) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of the assets of the Portfolio, at market value at the time of each investment, may be invested in any one industry, except that positions in options and futures shall not be subject to this restriction; or

              (10) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to the Portfolio's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

    The Portfolio is not permitted to make loans to other persons, except
(i) through the lending of its portfolio securities and provided that any such loans not exceed 30% of the Portfolio's total assets (taken at market value), (ii) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of the Portfolio's total assets will be invested in repurchase agreements maturing in more than seven days, or (iii) by purchasing, subject to the limitation in paragraph 5 above, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan.

    For purposes of the investment restrictions described above and the state and federal restrictions described below, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. For purposes of Investment Restriction No. 9, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry".

    The Portfolio has also adopted the following non-fundamental investment policy which may be changed without shareholder approval. The Portfolio may enter into repurchase agreements (a purchase of and a simultaneous commitment to resell a security at an agreed-upon price on an agreed-upon date) only with member banks of the Federal Reserve System and securities dealers believed creditworthy and only if fully collateralized by U.S. Government obligations or other securities in which the Portfolio is permitted to invest. If the vendor of a repurchase agreement fails to pay the sum agreed to on the agreed-upon delivery date, the Portfolio would have the right to sell the securities constituting the collateral; however, the Portfolio might thereby incur a loss and in certain cases may not be permitted to sell such securities. Moreover, as noted above in paragraph 5, the Portfolio may not, as a matter of fundamental policy, invest more than 10% of its total assets in repurchase agreements maturing in more than seven days.


    The Portfolio has no current intention of engaging in the following activities in the foreseeable future: (i) writing, purchasing or selling puts, calls or combinations thereof with respect to U.S. Government securities; (ii) purchasing voting securities of any issuer.

    STATE AND FEDERAL RESTRICTIONS: In order to comply with certain federal and state statutes and regulatory policies, as a matter of operating policy, the Portfolio will not: (i) sell any security which it does not own unless by virtue of its ownership of other securities the Portfolio has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions, (ii) invest for the purpose of exercising control or management, (iii) invest more than 5% of the FUND's assets in companies which, including predecessors, have a record of less than three years' continuous operation, (iv) invest in warrants valued at the lower of cost or market, in excess of 5% of the value of the FUND's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges, (v) purchase or retain in the Portfolio's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or trustee of the Portfolio, or is an officer or director of the Portfolio Adviser, if after the purchase of the securities of such issuer by the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value, or (vi) as to 50% of the Portfolio's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class. These policies are not fundamental and may be changed by the Portfolio's Board of Trustees without shareholder approval.

    PERCENTAGE AND RATING RESTRICTIONS: If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security of the Portfolio will not be considered a violation of policy.
    PORTFOLIO TURNOVER: The Portfolio Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. However, high portfolio turnover may result in high transaction costs to the Portfolio. For the fiscal year ended October 31, 1995, the portfolio turnover rate for the Portfolio was 71%.


                          PORTFOLIO TRANSACTIONS

    Specific decisions to purchase or sell securities for the Portfolio are made by a portfolio manager who is an employee of the Portfolio Adviser and who is appointed and supervised by senior officers of the Portfolio Adviser. Changes in the Portfolio's investments are reviewed by the Board of Trustees. The Portfolio's portfolio manager may serve other clients of the Portfolio Adviser in a similar capacity.


    The frequency of the Portfolio's portfolio transactions, the portfolio turnover rate, will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the Portfolio Adviser will weigh the added costs of short-term investment against anticipated gains.

    The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Portfolio Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Portfolio and other clients of the Portfolio Adviser on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Portfolio Adviser normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Portfolio Adviser on the tender of the Portfolio's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolios by the Portfolio Adviser. At present, no other recapture arrangements are in effect.


    Under Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Adviser may cause the Portfolio to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount other broker-dealers would have charged for the transaction if the Portfolio Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Portfolio Adviser's overall responsibilities to the Portfolio or to its clients. Not all of such services are useful or of value in advising the Portfolio.

    The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

    Although commissions paid on every transaction will, in the judgment of the Portfolio Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Portfolio Adviser's other clients as part of providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.



    Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Portfolio Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Portfolio, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the Portfolio Adviser.

    The Portfolio Adviser's investment management personnel will attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Portfolio Adviser as a consideration in the selection of brokers to execute portfolio transactions. However, the Portfolio Adviser would be unable to quantify the amount of commissions which are paid as a result of such Research because a substantial number of transactions are effected through brokers which provide Research but which are selected principally because of their execution capabilities.

    The management fees that the Funds pay to the Portfolio Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Portfolio's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Portfolio will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Portfolio Adviser in serving the Portfolio and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Portfolio Adviser in carrying out its obligations to the Portfolio. While such services are not expected to reduce the expenses of the Portfolio Adviser, the Portfolio


Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

    In certain instances, there may be securities that are suitable for the Portfolio as well as one or more of the Portfolio Adviser's other clients. Investment decisions for the Portfolio and for the Portfolio Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When the Portfolio or the Portfolio Adviser's other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will generally produce better executions for the Portfolio.


                      COMPUTATION OF NET ASSET VALUE


    The net asset value of the FUND is determined at 4:15 P.M. New York Time, on each day that the New York Stock Exchange is open for business and on such other days as there is sufficient trading in the FUND's securities to affect materially the net asset value per share of the FUND. The FUND will be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    The Portfolio will invest in foreign securities, and as a result, the calculation of the FUND's net asset value may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the FUND's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees of the Portfolio. Portfolio securities which are traded both on an exchange and in the over-the-counter market, will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation. (For securities traded on the New York Stock Exchange, the valuation will be the last reported sales price as of the close of the Exchange's regular trading session, currently 4:15 P.M. New York Time.) If there is no such reported sale or the valuation is based on the Over-the-


Counter market, the securities will be valued at the last available bid price or at the mean between the bid and asked prices, as determined by the Trustees. As of the date of this Statement of Additional Information, such securities will be valued by the latter method. Securities for which reliable quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Trustees of the Portfolio.

    Money market instruments with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market instrument with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees of the Portfolio determine during such 60-day period that this amortized cost value does not represent fair market value.

    All liabilities incurred or accrued are deducted from the FUND's total assets. The resulting net assets are divided by the number of shares of the FUND outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

    Orders to purchase or redeem Shares of the FUND received by dealers prior to 4:00 P.M. (Eastern Time) will be confirmed at the previous offering or redemption price computed as of the close of trading on the options exchanges (normally 4:15 P.M New York Time), provided the order is received by the FUND's Transfer Agent prior to 4:00 P.M. on that day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the FUND. Orders received by dealers after 4:00 P.M. will be confirmed at the next computed offering or redemption price.


                          PERFORMANCE INFORMATION

    For purposes of quoting and comparing the performance of the FUND to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to Shareholders, performance will be stated both in terms of total return and in terms of yield. The total return basis combines principal and dividend income changes for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period and assumes reinvestment of dividends and distributions paid by the FUND. Dividends and distributions are comprised of net investment income and net realized capital gains. Under the rules of the Commission, funds advertising performance must include total return quotes calculated according to the following formula:

         P(1 + T)n = ERV

        Where P =            a hypothetical initial payment of $1,000

         T =  average annual total return
         n =  number of years (1, 5 or 10)

       ERV =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at


                   the end of the 1, 5 or 10 year periods (or fractional portion thereof)

    Under the foregoing formula the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five, and ten year periods or a shorter period dating from the effectiveness of the FUND's registration statement. In calculating the ending redeemable value, the pro rata share of the account opening fee is deducted from the initial $1,000 investment and all dividends and distributions by the FUND are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

    The FUND's cumulative total return, for the fiscal year ended October 31, 1995 was 16.03% and the Portfolio's cumulative total return from inception through October 31, 1995 was 435.78%.

    The FUND may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the FUND's performance with other measures of investment return. For example, in comparing the FUND's total return with data published by Lipper Analytical Services, Inc. or similar independent services or financial publications, the FUND calculates its aggregate total return for the specified periods of time by assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial net asset value of the investment from the ending net asset value and by dividing the remainder by the beginning net asset value. The FUND does not, for these purposes, deduct the pro rata share of the account opening fee, which was in effect until December, 1994, from the initial value invested. THE FUND WILL, HOWEVER, DISCLOSE THE PRO RATA SHARE OF THE ACCOUNT OPENING FEE AND WILL DISCLOSE THAT THE PERFORMANCE DATA DOES NOT REFLECT SUCH NON-RECURRING CHARGE AND THAT INCLUSION OF SUCH CHARGE WOULD REDUCE THE PERFORMANCE QUOTED. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the Commission's rules.


              ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    The FUND reserves the right to close an account that has dropped below $1,000 in value for a period of three months or longer other than as a result of a decline in the net asset value per share. Shareholders are notified at least 60 days prior to any proposed redemption and are invited to add to their account if they wish to continue as shareholders of the FUND, however, the FUND does not presently contemplate making such redemptions and the FUND will not redeem any shares held in tax-sheltered retirement plans.

    The FUND has elected to be governed by Rule 18f-1 of the 1940 Act, under which the FUND is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the FUND or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, the FUND can, at its sole option, redeem the excess in cash or in portfolio securities. Such securities would be selected solely by the FUND and valued as in computing net asset value. In these circumstances a shareholder selling such securities would probably incur a brokerage charge and there can be no assurance that the price realized by a shareholder upon the sale of such securities will not be less than the value used in computing net asset value for the purpose of such redemption.


                                TAX MATTERS

    The following is only a summary of certain additional tax considerations generally affecting the FUND and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the FUND or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.




Qualification as a Regulated Investment Company

    The FUND has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the FUND is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the FUND made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement. Because the FUND invests all of its assets in the Portfolio, which is classified as a partnership for federal income tax purposes, the FUND will be deemed to own a proportionate share of the assets and income of the Portfolio for purposes of determining whether the FUND satisfies the requirements (described more fully below) necessary to qualify as a regulated investment company.

    In addition to satisfying the Distribution Requirement, a RIC must:
(1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the company's principal business of investing in stock or securities) and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). Because of the Short-Short Gain Test, the FUND may have to limit the sale of appreciated securities that it held for less than three months. However, foreign currency gains that are directly related to the company's investment in stock or securities are not treated as short-short gains. Similarly, the Short-Short Gain Test will not prevent the FUND from disposing of investments at a loss, since losses are disregarded for this purpose. Interest (including original issue discount) received by the FUND at maturity or upon the disposition of a security held for less than three months is not treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, income attributable to realized market appreciation will be so treated for this purpose.

    In general, gain or loss recognized by the Portfolio on the disposition of an asset (and allocated to the FUND) will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased at a market discount will be treated as ordinary income to the extent of the portion of the discount that accrued while the Portfolio held the obligation. In addition, under the rules of Code Section 988, a portion of gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and (with certain exceptions) gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss.

    In general, for purposes of determining whether capital gain or loss recognized by the FUND (through its Portfolio) on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which may include the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Portfolio as part of a "straddle" (as defined) or (3) the asset is stock and the Portfolio grants an in-the-money qualified covered call option with respect thereto. In addition, the FUND may be required to defer the recognition of a loss on a disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

    Any gain allocated to the FUND on the lapse of, or any gain or loss allocated to it from a closing transaction with respect to, an option written by the Portfolio will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of such an option will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, the Portfolio may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

    Regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts are subject to special tax treatment as "Section 1256 contracts." Such contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated as of such date. Gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any gain or loss recognized upon the actual termination of such contracts during the year. The combined capital gain or loss for the year with respect to Section 1256 contracts is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. (The Portfolio may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments that are not Section 1256 contracts.) The IRS has held in private rulings that constructive gains arising from deemed year-end dispositions of Section 1256 contracts will not be taken into account for purposes of the Short-Short Gain Test.

    Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it were incurred in the succeeding year.

    In addition to the requirements described above, the FUND must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a RIC's taxable year, at least 50% of the value of its assets must consist of cash and cash items, U.S. Government securities, securities of other RICs, and securities of other issuers (as to which the RIC has not invested more than 5% of the value of its total assets in securities of such issuer and as to which it does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other RICs), or in two or more issuers which the RIC controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security and not the issuer of the option.

    If for any taxable year the FUND does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the FUND's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.


Excise Tax on Regulated Investment Companies

    A 4% non-deductible excise tax is imposed on a RIC that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of the year. The balance of such income must be distributed during the next calendar year.

    The FUND intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The FUND may in certain circumstances have to liquidate portfolio investments in order to effect such distributions.



FUND Distributions



    The FUND intends to distribute substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below.

    The FUND may either retain or distribute to shareholders its net capital gain for each taxable year. The FUND currently intends to distribute such gains annually. Net capital gain distributed and designated as a capital gain dividend is taxable to shareholders as long-term capital gain, regardless of the shareholder's holding period in his shares and the time when such gain was recognized by the Portfolio.

    If the FUND elects to retain its net capital gain, it will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In this case, the FUND would expect to elect to have shareholders of record on the last day of the taxable year treated as if each received a distribution of his pro rata share of the gain, with the result that each would be required to report his pro rata share of such gain on his tax return as a long-term capital gain, would receive a refundable tax credit for his pro rata share of the tax paid by the FUND on the gain, and would increase the tax basis for his shares by an amount equal to the deemed distribution less the credit.

    Ordinary income dividends distributed by the FUND will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction) to the extent of the portion of the distribution attributed to "qualifying dividends" received by the Portfolio during the taxable year from domestic corporations. A dividend received by the Portfolio will not be treated as a qualifying dividend (1) if it was received with respect to stock that the Portfolio held for less than 46 days (91 days in the case of certain preferred stock), subject to the limitations of Code Sections 246(c)(3) and (4) and 246A. Moreover, the dividends-received deduction for a corporate shareholder will also be disallowed if the corporate shareholder fails to satisfy the foregoing requirements with respect to its FUND shares or the FUND fails to satisfy them with respect to its interest in the Portfolio.

    Investment income that may be received by the Portfolio from foreign sources may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with a number of foreign countries, which entitle the Portfolio to reduced rates of, or exemptions from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the future mix of the Portfolio's investment in various countries is not known.

    Distributions by the FUND that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholders' tax basis in their shares; any excess will be treated as gain from a sale of the shares, as discussed more fully below.

    Distributions by the FUND will be treated in the manner described above whether they are paid in cash or reinvested in additional shares of the FUND (or of another fund). In addition, if a shareholder's cost for his shares already reflects undistributed (realized or unrealized) income or gain, a subsequent distribution of such amounts will be taxable to the shareholder in the manner described above, although economically it constitutes a return of capital.

    Ordinarily, shareholders are required to take distributions into account in the year in which they are made. However, dividends declared by the FUND in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the FUND) on December 31 of such year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

    The FUND will be required in certain cases to withhold and remit to the U.S. Treasury 31% of dividends and the proceeds of redemption paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all to the FUND, (2) who is subject to backup withholding pursuant to a notice from the IRS for failure to report interest or dividend income properly, or (3) who has not otherwise certified to the FUND that it is not subject to backup withholding.


Sale or Redemption of Shares

    A shareholder will recognize gain or loss on the sale or redemption of his shares in an amount equal to the difference between the amount realized on the shares and his adjusted tax basis in them. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the FUND within 30 days before or after the disposition. In general, gain or loss arising from a sale or redemption of FUND shares will constitute capital gain or loss, and will be long-term capital gain or loss if the shares were held longer than one year. However, a capital loss arising from a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any amount of capital gain dividends received on the shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (alluded to above in connection with the dividends-received deduction for corporations) will generally apply. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of noncorporate taxpayers, $3,000 of ordinary income.


Foreign Shareholders

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income received from the FUND is "effectively connected" with a U.S. trade or business carried on by the shareholder.

    If the income is not effectively connected in the above sense, ordinary income dividends distributed to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or a lower treaty rate, if one applies) of the gross amount of the dividend. Such a shareholder would generally be exempt from U.S. federal income tax on gains realized on a sale of FUND shares and capital gain dividends.



    If income from the FUND is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and gain realized upon the sale of FUND shares will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

    In the case of foreign noncorporate shareholders, the FUND may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless they furnish the FUND with proper notification of their exempt status.

    The tax consequences to foreign shareholders entitled to claim the benefits of applicable treaties may differ from one treaty to another. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the FUND, including the applicability of any foreign taxes.


Effect of Future Legislation; Local Tax Considerations

    The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly alter the conclusions expressed herein, perhaps with retroactive effect.


    Rules of state and local taxation of dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of their investing in the FUND in light of their particular circumstances.

                        THE MANAGEMENT OF THE FUND

    Officers and Trustees are listed with their birthdate, addresses, principal occupations, and present positions, including any affiliation with Virtus Capital Management, Inc., Signet Trust Company, Federated Investors, Federated Securities Corp., Federated Shareholder Services Company, and Federated Administrative Services or the Funds (as defined below).

JOHN F. DONAHUE(1)(2)
FEDERATED INVESTORS TOWER
PITTSBURGH, PA
BIRTHDATE:  JULY 28, 1924          CHAIRMAN AND TRUSTEE OF THE FUND;
                                   Chairman and Trustee, Federated
                                   Investors, Federated Advisers, Federated
                                   Management, and Federated Research;
                                   Chairman and Director, Federated
                                   Research Corp. and Federated Global
                                   Research Corp.; Chairman, Passport
                                   Research, Ltd.; Chief Executive Officer
                                   and Director, Trustee, or Managing
                                   General Partner of the Funds.  Mr.
                                   Donahue is the father of J. Christopher


                                   Donahue, Executive Vice President of the
                                   Fund.

THOMAS G. BIGLEY
28TH FLOOR
ONE OXFORD CENTRE
PITTSBURGH, PA
BIRTHDATE:  FEBRUARY 3, 1934       TRUSTEE OF THE FUND; Director, Oberg
                                   Manufacturing Co.; Chairman of the
                                   Board, Children's Hospital of
                                   Pittsburgh; Director, Trustee or
                                   Managing General Partner of the Funds;
                                   formerly, Senior Partner, Ernst & Young
                                   LLP.

JOHN T. CONROY, JR.(3)
WOOD/IPC COMMERCIAL DEPARTMENT
JOHN R. WOOD AND ASSOCIATES, INC., REALTORS
3255 TAMIAMI TRAIL NORTH
NAPLES, FL
BIRTHDATE:  JUNE 23, 1937          TRUSTEE OF THE FUND; President,
                                   Investment Properties Corporation;
                                   Senior Vice-President, John R. Wood and
                                   Associates, Inc., Realtors; President,
                                   Northgate Village Development
                                   Corporation; Partner or Trustee in
                                   private real estate ventures in
                                   Southwest Florida; Director, Trustee, or
                                   Managing General Partner of the Funds;


                                   formerly, President, Naples Property
                                   Management, Inc.



WILLIAM J. COPELAND(3)
ONE PNC PLAZA - 23RD FLOOR
PITTSBURGH, PA
BIRTHDATE:  JULY 4, 1918           TRUSTEE OF THE FUND; Director and Member
                                   of the Executive Committee, Michael
                                   Baker, Inc.; Director, Trustee, or
                                   Managing General Partner of the Funds;
                                   formerly, Vice Chairman and Director,
                                   PNC Bank, N.A., and PNC Bank Corp. and
                                   Director, Ryan Homes, Inc.

JAMES E. DOWD(3)
571 HAYWARD MILL ROAD
CONCORD, MA
BIRTHDATE:  MAY 18, 1922           TRUSTEE OF THE FUND; Attorney-at-law;
                                   Director, The Emerging Germany Fund,
                                   Inc.; Director, Trustee, or Managing
                                   General Partner of the Funds.

LAWRENCE D. ELLIS, M.D.(1)
3471 FIFTH AVENUE, SUITE 1111
PITTSBURGH, PA
BIRTHDATE:  OCTOBER 11, 1932       TRUSTEE OF THE FUND; Professor of
                                   Medicine and Member, Board of Trustees,


                                   University of Pittsburgh; Medical
                                   Director, University of Pittsburgh
                                   Medical Center-Downtown, Member, Board
                                   of Directors, University of Pittsburgh
                                   Medical Center; formerly, Hematologist,
                                   Oncologist, and Internist, Presbyterian
                                   and Montefiore Hospitals; Director,
                                   Trustee, or Managing General Partner of
                                   the Funds.

EDWARD L. FLAHERTY, JR.(3)
HENNY, KOCHUBA, MEYER AND FLAHERTY
TWO GATEWAY CENTER - SUITE 674
PITTSBURGH, PA
BIRTHDATE:  JUNE 18, 1924          TRUSTEE OF THE FUND; Attorney-at-law;
                                   Shareholder, Henny, Kochuba, Meyer &
                                   Flaherty; Director, Eat'N Park
                                   Restaurants, Inc., and Statewide
                                   Settlement Agency, Inc.; Director,
                                   Trustee, or Managing General Partner of
                                   the Funds; formerly, Counsel, Horizon
                                   Financial, F.A., Western Region.



EDWARD C. GONZALES(1)
FEDERATED INVESTORS TOWER
PITTSBURGH, PA


BIRTHDATE:  OCTOBER 22, 1930       PRESIDENT, TRUSTEE AND TREASURER OF THE
                                   FUND; Vice Chairman, Treasurer, and
                                   Trustee, Federated Investors; Vice
                                   President, Federated Advisers, Federated
                                   Management, Federated Research,
                                   Federated Research Corp., Federated
                                   Global Research Corp. and Passport
                                   Research, Ltd.; Executive Vice President and Director, Federated Securities
                                   Corp.; Trustee, Federated Shareholder
                                   Services Company; Chairman, Treasurer,
                                   and Trustee, Federated Administrative
                                   Services; Trustee or Director of some of the Funds; President, Executive Vice
                                   President and Treasurer of some of the
                                   Funds.

PETER E. MADDEN
SEACLIFF
562 BELLEVUE AVENUE
NEWPORT, RI
BIRTHDATE:  MARCH 16, 1942         TRUSTEE OF THE FUND; Consultant; State
                                   Representative, Commonwealth of
                                   Massachusetts; Director, Trustee, or
                                   Managing General Partner of the Funds;
                                   formerly, President, State Street Bank
                                   and Trust Company and State Street
                                   Boston Corporation.


GREGOR F. MEYER
HENNY, KOCHUBA, MEYER AND FLAHERTY
TWO GATEWAY CENTER - SUITE 674
PITTSBURGH, PA
BIRTHDATE:  OCTOBER 6, 1926        TRUSTEE OF THE FUND; Attorney-at-law;
                                   Shareholder, Henny, Kochuba, Meyer &
                                   Flaherty; Chairman, Meritcare, Inc.;
                                   Director, Eat'N Park Restaurants, Inc.;
                                   Director, Trustee, or Managing General
                                   Partner of the Funds.

JOHN E. MURRAY, JR., J.D., S.J.D.
PRESIDENT, DUQUESNE UNIVERSITY
PITTSBURGH, PA
BIRTHDATE:  DECEMBER 20, 1932      TRUSTEE OF THE FUND; President, Law
                                   Professor, Duquesne University;
                                   Consulting Partner, Mollica, Murray and
                                   Hogue; Director, Trustee or Managing
                                   Partner of the Funds.



WESLEY W. POSVAR
1202 CATHEDRAL OF LEARNING
UNIVERSITY OF PITTSBURGH
PITTSBURGH, PA
BIRTHDATE:  SEPTEMBER 14, 1925     TRUSTEE OF THE FUND; Professor,
                                   International Politics and Management
                                   Consultant; Trustee, Carnegie Endowment


                                   for International Peace, RAND
                                   Corporation, Online Computer Library
                                   Center, Inc., and U.S. Space Foundation;
                                   Chairman, Czecho Management Center;
                                   Director, Trustee, or Managing General
                                   Partner of the Funds; President
                                   Emeritus, University of Pittsburgh;
                                   founding Chairman, National Advisory
                                   Council for Environmental Policy and
                                   Technology and Federal Emergency
                                   Management Advisory Board.

MARJORIE P. SMUTS
4905 BAYARD STREET
PITTSBURGH, PA
BIRTHDATE:  JUNE 21, 1935          TRUSTEE OF THE FUND; Public
                                   relations/marketing consultant;
                                   Conference Coordinator, Non-profit
                                   entities; Director, Trustee, or Managing
                                   General Partner of the Funds.
J. CHRISTOPHER DONAHUE
FEDERATED INVESTORS TOWER
PITTSBURGH, PA
BIRTHDATE:  APRIL 11, 1949         EXECUTIVE VICE PRESIDENT OF THE FUND;
                                   President and Trustee, Federated
                                   Investors, Federated Advisers, Federated
                                   Management, and Federated Research;
                                   President and Director, Federated
                                   Research Corp. and Federated Global


                                   Research Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Administrative Services, Federated
                                   Shareholder Services Company, and
                                   Federated Shareholder Services;
                                   Director, Federated Services Company;
                                   President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John
                                   F. Donahue, Chairman and Trustee of the
                                   Fund.



JOHN W. MCGONIGLE
FEDERATED INVESTORS TOWER
PITTSBURGH, PA
BIRTHDATE:  OCTOBER 26, 1938       EXECUTIVE VICE PRESIDENT AND SECRETARY
                                   OF THE FUND; Executive Vice President,
                                   Secretary, and Trustee, Federated
                                   Investors; Trustee, Federated Advisers,
                                   Federated Managment, and Federated
                                   Research; Director, Federated Research
                                   Corp. and Federated Global Research
                                   Corp.; Trustee, Federated Shareholder
                                   Services Company; Director, Federated
                                   Services Company; President and Trustee,
                                   Federated Shareholder Services;


                                   Director, Federated Securities Corp.;
                                   Executive Vice President and Secretary
                                   of the Funds.

RICHARD B. FISHER
FEDERATED INVESTORS TOWER
PITTSBURGH, PA
BIRTHDATE:  MAY 17, 1923           VICE PRESIDENT OF THE FUND; Executive
                                   Vice President and Trustee, Federated
                                   Investors; Chairman and Director,
                                   Federated Securites Corp.; President or
                                   Vice President of Some of the Funds;
                                   Director or Trustee of some of the
                                   Funds.

JOSEPH S. MACHI
FEDERATED INVESTORS TOWER
PITTSBURGH, PA
BIRTHDATE:  MAY 22, 1962           VICE PRESIDENT AND ASSISTANT TREASURER
                                   OF THE FUND; Vice President, Federated
                                   Administrative Services; Vice President
                                   and Assistant Treasurer of some of the
                                   Funds.

(1) This Trustee is deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.


(2) Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.

(3) Member of the Audit Committee. The Audit Committee is responsible for reviewing compliance with all internal controls and all regulations related to the financial reporting process.


THE FUNDS

          As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

          American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Group of Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U. S. Government Securities Fund: 1-3 Years; Federated U. S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund,


Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc,; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc.-1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligation; The Virtus Funds; and World Investment Series, Inc.

FUND OWNERSHIP

          As of October 31, 1995, Officers and Trustees own less than 1% of the outstanding shares of each FUND.
          To the best knowledge of the FUND, as of February 12, 1996,one shareholder owned 5% or more of the outstanding shares of the FUND:
Stephens Inc., Little Rock, Arkansas, owned approximately 328,740 shares
(27.57%).

          The Trustees and officers of the Portfolio and their age and principal occupations for at least the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those


Trustees who are "interested persons" (as defined in the 1940 Act) of the Portfolio. Unless otherwise indicated below, the address of each officer is 6 St. James Avenue, Suite 900, Boston, Massachusetts 02116.


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                              .

* Interested Trustees as defined under the 1940 Act by virtue of their ownership of shares of the Portfolio Adviser.



REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS:

     Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the Portfolio Adviser is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the Portfolio Adviser. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component. Effective August 21, 1995, each Trustee receives a quarterly retainer of $12,000 and an additional per meeting fee of $1,500. Prior to August 21, 1995, the quarterly retainer was $9,000 and the per-meeting fee was $1,000. The Chairman of the Trustees and the Chairman of the Investment Committee each receive a 50% increment over regular Trustee total compensation for serving in such capacities for all the investment companies advised by the Portfolio Adviser.


OFFICERS AND TRUSTEES OF THE FUNDS COMPENSATION


N                    A                     T
A                    G                     O
M                    G                     T
E                    R                     A
,                    E                     L
                     G
P                    A                     C
O                    T                     O
S                    E                     M
I                                          P
T                    C                     E
I                    O                     N



O                    M                     S
N                    P                     A
W                    E                     T
I                    N                     I
T                    S                     O
H                    A                     N
                     T
T                    I                     P
H                    O                     A
E                    N                     I
                                           D
F                    F
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                     H                     R
                     E                     U
                                           S
                     F                     T
                     U                     E
                     N                     E
                     D                     S
                     S
                     (                     F
                     1                     R
                     )                     O
                                           M




                                           T
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                                           C
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                                           E
                                           X
                                           *



J                    $                     $
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                     0
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M                    $                     $
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                                           d
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                                           x



(1) The aggregate compensation is provided for theFunds which was comprised of eleven portfolios on
     December 31, 1995. Information is furnished for the period from May 2, 1995, date of election of
     Trustees, to December 31, 1995.
* The total compensation is provided for the Fund Complex, which consists of Blanchard Precious Metals Fund, Inc., The Virtus Funds and the Trust for the calendar year ended December 31, 1995.



     Set forth below is information regarding compensation paid or accrued during the fiscal year ended October 31, 1995 for each Trustee of the
Trust:


                           P             T


                G          e             o
                r          n             t
                o          s             a
                w          i             l
                t          o             C
                h          n             o
                                         m
                a          o             p
                n          r             e
                d          R             n
                           e             s
                I          t             a
                n          i             t
                c          r             i
                o          e             o
                m          m             n
                e          e             f
                P          n             r
                o          t             o
                r          B             m
                t          e
                f          n             "
                o          e             F
                l          f             u
                i          i             n
                o          t             d
                (          s
                1                        C
                )          A             o


                           c             m
                           c             p
                           r             l
                           u             e
                           e             x
                           d             "
                           a             (
                           s             2
                                         )
                           F
                           u
                           n
                           d

                           E
                           x
                           p
                           e
                           n
                           s
                           e
                           s
F               $          0             $
e               1                        7
r               4                        8
g               ,                        ,
u               3                        4
s               9                        5
                3                        6


R               .                        .
e               1                        6
i               6                        5
d
,

I
I
I
,

T
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s
t
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R               9          0             5
i               ,                        2
c               5                        ,
h               9                        3
a               5                        0
r               .                        4
d               4                        .
                5                        3
E                                        9
 .


T
e
n

H
a
k
e
n
,

T
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s
t
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W               9          0             4
i               ,                        6
l               5                        ,
l               9                        6
i               5                        3
a               .                        2
m               4                        .
                5                        3
J                                        4
 .


A
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g
,

T
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J               9          0             5
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h               5                        ,
n               9                        3
                5                        0
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H               5                        3
 .                                        7

B


l
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,

T
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J               9          0             5
o               ,                        2
s               3                        ,
e               7                        3
p               6                        0
h               .                        4
                6                        .
J               3                        3
 .                                        9

H
a
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k
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s


,

T
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H               1          0             7
 .               8                        4
                ,                        ,
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c               9                        4
h               .                        .
a               1                        4
r               3                        4
d

V
a
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b
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i


a
n
,

T
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S               9          0             5
t               ,                        2
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a               9                        3
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t               .                        4
                4                        .
W               5                        3
 .                                        9

C
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,


J
r
 .
,

T
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I               9          0             5
r               ,                        2
v               5                        ,
i               9                        3
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                4                        .
L               5                        3
 .                                        9

T
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,


T
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e


(1) Prior to January 1, 1996, the Portfolio did not pay the Trustees expenses directly. Rather, the Trustees payments accrued against the underlying Fund, the Vista Growth and Income Fund. Data reflects Trustee compensation as if the Portfolio had paid such expenses directly. As of January 1, 1996, Trustee compensation will be paid by the Portfolio directly. Mr. Vartabedian received a 50% increment over regular Trustee compensation for serving as Chairman of the Portfolio. This incremental amount was paid by the Portfolio directly.

(2) Data reflects total compensation earned during the period January 1, 1995 to December 31, 1995 for service as a Trustee to all thirty-two (Portfolios) Funds advised by the Portfolio Adviser.

VISTA FUNDS RETIREMENT PLAN FOR ELIGIBLE TRUSTEES

     Effective August 21, 1995, the Trustees also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Portfolios, the Portfolio Adviser, Administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the Portfolio Adviser (collectively, the "Covered Portfolios"). Each Eligible Trustee is entitled to receive from the Covered Portfolios an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 10% of the highest annual compensation received from the Covered Portfolios multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any of the Covered Portfolios. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee.



     Set forth below in the table below are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Reid, Ten Haken, Armstrong, Blum, Harkins, Vartabedian, Cragin, and Thode are 11, 11, 8, 11, 3, 3 and 3 respectively.

Y
E            H
A            I
R            G
S            H
             E
O            S
F            T


S
E            A
R            N
V            N
I            U
C            A
E            L

             C
             O
             M
             P
             E
             N
             S
             A
             T
             I
             O
             N

             P
             A
             I
             D

             B
             Y


             A
             L
             L

             V
             I
             S
             T
             A

             F
             U
             N
             D
             S
             4            4            5            5
             0            5            0            5
             ,            ,            ,            ,
             0            0            0            0
             0            0            0            0
             0            0            0            0
1            4            4            5            5
0            0            5            0            5
             ,            ,            ,            ,
             0            0            0            0
             0            0            0            0
             0            0            0            0
9            3            4            4            4
             6            0            5            9


             ,            ,            ,            ,
             0            5            0            5
             0            0            0            0
             0            0            0            0
8            3            3            4            4
             2            6            0            4
             ,            ,            ,            ,
             0            0            0            0
             0            0            0            0
             0            0            0            0
7            2            3            3            3
             8            1            5            8
             ,            ,            ,            ,
             0            5            0            5
             0            0            0            0
             0            0            0            0
6            2            2            3            3
             4            7            0            3
             ,            ,            ,            ,
             0            0            0            0
             0            0            0            0
             0            0            0            0
5            2            2            2            2
             0            2            5            7
             ,            ,            ,            ,
             0            5            0            5
             0            0            0            0
             0            0            0            0



DEFERRED COMPENSATION PLAN

     Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the Portfolio Adviser, Administrator or Distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of the Fund on whose Board the Trustee sits. The deferred amounts are paid out in a lump sum or over a period of several years as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. The following Eligible Trustees have executed a deferred compensation agreement for the 1996 calendar year: Messrs. Ten Haken, Thode and Vartabedian.


                            MANAGEMENT SERVICES

Manager to the Trust

     The Trust's manager is Virtus Capital Management, Inc. ("VCM"), which is a division of Signet Trust Company, a wholly-owned subsidiary of Signet Banking Corporation. Because of the internal controls maintained by Signet Banking Corporation to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Signet Banking Corporation or its affiliates' lending relationships with an issuer.

     The manager shall not be liable to the Trust, the FUND, or any shareholder of the FUND for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



Management Fees

     For its services, VCM receives an annual management fee as described in the prospectus. For the period July 12, 1995, to October 31, 1995, the amount paid or accrued by the FUND to VCM was $6,416, all of which was waived. For the period November 1, 1994, to July 11, 1995, the amount paid or accrued by the FUND to Sheffield Management Corporation was $14,683, all of which was waived.


                          ADMINISTRATIVE SERVICES

     Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the period July 12, 1995 to October 31, 1995, the amount paid or accrued by the FUND to Federated Administrative Services was $23,014.



Transfer Agent & Dividend Disbursing Agent

     Federated Shareholder Services Company serves as transfer agent and dividend disbursing agent for the FUND. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

     Federated Shareholder Services Company also maintains FUND accounting records. The fee paid for this service is based upon the level of the FUND's average net assets for the period plus out-of-pocket expenses.


                             DISTRIBUTION PLAN

     The Trust has adopted a Plan for Shares of the FUND pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides that the FUND's Distributor shall act as the Distributor of shares, and it permits the payment of fees to brokers and dealers for distribution and administrative services and to administrators for administrative services. The Plan is designed to (i) stimulate brokers and dealers to provide distribution and administrative support services to the FUND and its shareholders and (ii) stimulate administrators to render administrative support services to the FUND and its shareholders. These services are to be provided by a representative who has knowledge of the shareholders' particular circumstances and goals, and include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the FUND; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Trust reasonably requests.

     Other benefits which the FUND hopes to achieve through the Plan include, but are not limited to the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of shareholders by having them rapidly invested in the FUND with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for shareholders and prompt responses to shareholder requests and inquiries concerning their accounts.

     By adopting the Plan, the then Board of Trustees expected that the FUND will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the FUND in seeking to achieve its investment objectives. By identifying potential investors in shares whose needs are served by the FUND's objectives, and properly servicing these accounts, the FUND may be able to curb sharp fluctuations in rates of redemptions and sales.

     For the fiscal year ended October 31, 1995, the FUND paid $12,203 in distribution services fees.


                          DESCRIPTION OF THE FUND



     Shareholder and Trustee Liability. The FUND is a series of an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The FUND's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations for the FUND and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the FUND or the Trustees. The Declaration of Trust provides for indemnification out of the FUND property of any shareholder held personally liable for the obligations of the FUND.

     The Declaration of Trust also provides that the FUND shall, upon request, assume the defense of any claim made against any shareholders for any act or obligation of the FUND and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the FUND itself would be unable to meet its obligations. VCM believes that, in view of the above, the risk of personal liability to shareholders is remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Voting Rights. The FUND's capital consists of shares of beneficial interest. Shares of the FUND entitle the holders to one vote per share. The shares have no preemptive or conversion rights. The voting and dividend rights and the right of redemption are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under "Shareholder and Trustee Liability" above. The shareholders have certain rights, as set forth in the Declaration of Trust, to call a meeting for any purpose, including the purpose of voting on removal of one or more Trustees.

     The FUND may be terminated upon the sale of its assets to another open-end management company if approved by the vote of the holders of a majority of the outstanding shares of the FUND. The FUND may also be terminated upon liquidation and distribution of its assets, if approved by a majority shareholder vote of the FUND. Shareholders of the FUND shall be entitled to receive distributions as a class of the assets belonging to the FUND. The assets of the FUND received for the issue or sale of the shares of the FUND and all income earnings and the proceeds thereof, subject only to the rights of creditors, are specially allocated to the FUND, and constitute the underlying assets of the FUND.


                            SHAREHOLDER REPORTS

     Shareholders received an Annual Report containing financial statements audited by the FUND's independent accountants for the fiscal year ended October 31, 1995. The Financial Statements for the fiscal year ended October 31, 1995 are incorporated herein by reference to the Annual Report of the FUND filed with the U.S. Securities and Exchange Commission (File Nos. 33-3165 and 811-4579). A copy of the Annual Report may be obtained without charge by contacting the FUND at 1-800-829-3863.



                                APPENDIX A


                           DESCRIPTION OF RATINGS


BOND RATINGS

          Moody's Investors Service, Inc. - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Moody's applies numerical modifiers "1," "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking;


and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

          Standard & Poor's Ratings Group Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than bonds in higher rated categories.

          Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

          Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

          Bonds rated TBW-1 are judged by Thomson BankWatch, Inc. to be of the highest credit quality with a very high degree of likelihood that principal and income will be paid on a timely basis. Bonds rated TBW-2 offer a strong degree of safety regarding repayment. The relative degree of safety, however, is not as high as TBW-1.

COMMERCIAL PAPER RATINGS

          Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1-Highest Quality; Prime 2-Higher Quality; Prime 3-High Quality.

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

          Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess safety characteristics. Capacity for timely payment on issues with the designation A-2 is strong.


However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

          The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.


















G01623-01 (2/96)
093265304




                                 APPENDIX


A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Blanchard Capital Growth Fund (the "Fund") is represented by a broken solid line. The Standard & Poor's Total Return Index (the "S&P Total Return") is


represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500 Total Return. The "x" axis reflects the cost of the investment. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 Total Return; the ending values were $40,352 and $23,282, respectively. The box in the left quadrant of the graphic presentation indicates the Fund's Average Annual Returns through 10/31/95; beginning with the one year, five year and since inception; the Average Annual Returns were 9.43%, 23.89% and 18.76%, respectively.


A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Blanchard Growth & Income Fund (the "Fund") is represented by a broken solid line. The Standard & Poor's Total Return Index (the "S&P Total Return") is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500 Total Return. The "x" axis reflects the cost of the investment. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 Total Return; the ending values were $49,421 and $23,282, respectively. The box in the left quadrant of the graphic presentation indicates the Fund's Average Annual Returns through 10/31/95; beginning with the one year, five year and since inception; the Average Annual Returns were16.03%, 20.15% and 21.77%, respectively.